Filed with the Securities and Exchange Commission on March 6, 2017

1933 Act Registration File No.   333-

1940 Act File No. 811-23235

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.	☐

(Check appropriate box or boxes.)

MORNINGSTAR FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (312) 696-6000

Name and Address of Agent for Service

Patrick J. Maloney

Morningstar Funds Trust

22 W. Washington Street

Chicago, IL 60602

Copy to:

Eric S. Purple

Nicole Trudeau

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue N.W.

Suite 500

Washington, D.C. 20036

Approximate Date of Proposed Public Offering:

As soon as practicable after the effectiveness of this registration statement.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Subject to Completion—Dated March 6, 2017

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

INSERT LOGO

MORNINGSTAR FUNDS TRUST

Morningstar U.S. Equity Fund	Ticker: [ ]
Morningstar International Equity Fund	Ticker: [ ]
Morningstar Global Income Fund	Ticker: [ ]
Morningstar Total Return Bond Fund	Ticker: [ ]
Morningstar Municipal Bond Fund	Ticker: [ ]
Morningstar Defensive Bond Fund	Ticker: [ ]
Morningstar Multi-Sector Bond Fund	Ticker: [ ]
Morningstar Unconstrained Allocation Fund	Ticker: [ ]
Morningstar Alternatives Fund	Ticker: [ ]

PROSPECTUS

                            , 2017

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY SECTIONS
Morningstar U.S. Equity Fund
Morningstar International Equity Fund
Morningstar Global Income Fund
Morningstar Total Return Bond Fund
Morningstar Municipal Bond Fund
Morningstar Defensive Bond Fund
Morningstar Multi-Sector Bond Fund
Morningstar Unconstrained Allocation Fund
Morningstar Alternatives Fund
ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE STRATEGIES AND RISKS
Investment Objective
Principal Investment Strategies
Principal Risks of Investing in the Fund
PORTFOLIO HOLDINGS INFORMATION
MANAGEMENT OF THE FUND
Investment Adviser
Fund Expenses
Sub-Advisers, Portfolio Managers and Prior Performance Information
SHAREHOLDER INFORMATION
ACCOUNT AND TRANSACTION POLICIES
TOOLS TO COMBAT FREQUENT TRANSACTIONS
DIVIDENDS AND DISTRIBUTIONS
TAX CONSEQUENCES
FINANCIAL HIGHLIGHTS
PRIVACY NOTICE

MORNINGSTAR U.S. EQUITY FUND

SUMMARY INFORMATION

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]
Acquired Fund Fees and Expenses (2)	[ ]
Total Annual Fund Operating Expenses	[ ]

(1)         Other expenses are based on estimated amounts for the current fiscal year.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years
$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. based companies. Equity securities may include common stocks, warrants, preferred stocks, American depositary receipts (“ADRs”), real estate investment trusts (“REITs”), options and general or master limited partnerships (“MLPs”). Companies are considered to be U.S. based if they are organized under the laws of the United States, have a principal office in the United States, or have their principal securities market in the United States. This 80% policy is non-fundamental, and may be changed by the Fund’s Board of Trustees upon sixty days written notice to shareholders.

Depending on market conditions, the Adviser may allocate a portion of the Fund’s assets among certain unaffiliated registered investment companies, including open-end and closed-end investment companies and exchange traded funds (“ETFs”). The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s investment objective.

The Fund invests in equity securities of companies of all capitalization ranges, including small-, medium- and large-capitalization companies. The Fund may also invest in privately placed and restricted securities.

The Fund may invest up to 20% of its assets in the securities of foreign issuers, including foreign issuers located in emerging markets.

The Fund may invest in fixed income securities and money market instruments. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including stock options, index futures contracts and swaps, and forward currency contracts.  The Fund may also invest to a limited extent in equity-linked instruments (otherwise known as “participation certificates”).

[The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Adviser is responsible for selecting the investment strategies for the Fund and for determining the allocation to the sub-advisors. Sub-advisers may be changed, and portfolio securities may be sold, at any time. Each sub-adviser may manage its allocated portion of the Fund’s assets using its own security selection process, which may be qualitative or quantitative, and which may involve proprietary and external research.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s investment approach, historical performance, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to maximize the Fund’s return within the context of what the adviser deems a prudent level of risk given the Fund’s investment strategy.]

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•                  Active Management Risk.  The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•                  American Depositary Receipts Risk.  The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (“ADRs”). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•                  Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

•                  Derivatives Risk.  Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. In addition, derivative instruments are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•                  Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•                  Foreign Securities Risk. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•                  Forward Foreign Currency Contract Risk.  Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•                  Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•                  Illiquid/Restricted Securities Risk.  The Fund may invest in illiquid securities that it cannot sell within seven days at approximately current value. The Fund may also invest in restricted securities which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale (i.e., Rule 144A securities). They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market and therefore may be considered to be illiquid. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public and may be considered to be liquid securities. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities.

•                  Investment Company and ETF Risk.  An investment company, including open- and closed-end mutual funds and ETFs, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•                  Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•                  IPO Risk.  The market value of shares of IPOs will fluctuate considerably or decline shortly after the IPO, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.

•                  Large Cap Stock Risk.  Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

•                  Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•                  Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•                  Mid-Cap Stock Risk.  The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•                  Master Limited Partnership Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

•                  Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Fund’s performance will depend of the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping securities transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•                  New Fund Risk.  The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•                  Options Risk. The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•                  Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•                  Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

•                  Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•                  REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

•                  Small Cap Stock Risk.  The stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

•                  Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Performance

Because the Fund has not yet commenced operations as of  the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Fund Management

Morningstar Investment Management LLC is the investment adviser for the Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-Advisers, which allocations may be adjusted at any time:                    ,                      , and                          are the Sub-Advisers to the Fund.

[Sub-Adviser #1]

Portfolio Manager(s)	Position with [Sub-Adviser #1]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Manager(s)	Position with [Sub-Adviser #2]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager#4
Portfolio Manager#5

[Sub-Adviser #3]

Portfolio Manager(s)	Position with [Sub-Adviser #3]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager#5

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Management LLC (“Morningstar”) and also in programs sponsored by Morningstar’s clients that license the use of our portfolios.  Therefore, Fund shares are only available for purchase through [            ], in the discretion of the Morningstar portfolio management team.  There are no initial or subsequent minimum purchase amounts for the Fund.  Orders to sell or “redeem” shares must be placed directly with [             ] and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares are not available for purchase or sale by retail investors.  Funds may be purchased or redeemed on any day the New York Stock Exchange (“NYSE”) is open.

See the Purchase and Sale of Fund Shares section on page [    ] of this Prospectus for more information.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

MORNINGSTAR INTERNATIONAL EQUITY FUND

SUMMARY INFORMATION

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]
Acquired Fund Fees and Expenses (2)	[ ]
Total Annual Fund Operating Expenses	[ ]

(1)         Other expenses are based on estimated amounts for the current fiscal year.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years
$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. Equity securities may include common stocks, convertible securities, warrants, preferred stocks, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), real estate investment trusts (“REITs”) and options. The Fund invests principally in equity securities of issuers domiciled outside of the United States.  The Fund may invest in companies of any capitalization located in a number of countries throughout the world, including in emerging and frontier markets. This 80% policy is non-fundamental, and may be changed by the Fund’s Board of Trustees upon sixty days written notice to shareholders.

Depending on market conditions, the Adviser may allocate a portion of the Fund’s assets among certain unaffiliated registered investment companies, including open-end and closed-end investment companies and exchange traded funds (“ETFs”). The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s investment objective.

The Fund may invest in fixed income securities and money market instruments. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including stock options, index futures contracts and swaps, and forward currency contracts.  The Fund may also invest to a limited extent in equity-linked instruments (otherwise known as “participation certificates”).

[The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Adviser is responsible for selecting the investment strategies for the Fund and for determining the allocation to the sub-advisors. Sub-advisers may be changed, and portfolio securities may be sold, at any time. Each sub-adviser may manage its allocated portion of the Fund’s assets using its own security selection process, which may be qualitative or quantitative, and which may involve proprietary and external research.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s investment approach, historical performance, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to maximize the Fund’s return within the context of what the adviser deems a prudent level of risk given the Fund’s investment strategy.]

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•                  Active Management Risk.  The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•                  American Depositary Receipts Risk.  The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (“ADRs”). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•                  Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•                  Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

•                  Derivatives Risk.  Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. In addition, derivative instruments are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•                  Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•                  Equity-Linked Investment Risk. Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when the Fund wishes to sell them.

•                  Foreign Securities Risk. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•                  Forward Foreign Currency Contract Risk.  Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•                  Frontier Markets Risk.  Frontier market countries are countries that have smaller economies or less developed capital markets than traditional emerging markets.  Frontier countries tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets. The frontier emerging market countries include the least developed countries even by emerging markets standards.  The risks of investments in frontier emerging market countries include all the risks described above for investment in foreign securities and emerging markets, although these risks are magnified in the case of frontier countries..

•                  Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•                  Global Depositary Receipts Risk.  GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars. Each GDR represents one or more shares of foreign stock or a fraction of a share. The price of a GDR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the GDRs to foreign company shares. Therefore the risks inherently associated with foreign investing still apply to GDRs.

•                  Investment Company and ETF Risk.  An investment company, including open- and closed-end mutual funds and ETFs, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•                  Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•                  Large Cap Stock Risk.  Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

•                  Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•                  Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•                  Mid-Cap Stock Risk.  The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•                  Master Limited Partnership Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

•                  Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Fund’s performance will depend of the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping securities transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•                  New Fund Risk.  The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•                  Options Risk. The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•                  Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•                  Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

•                  Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•                  REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

•                  Small Cap Stock Risk.  The stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

•                  Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Performance

Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Fund Management

Morningstar Investment Management LLC is the investment adviser for the Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-Advisers, which allocations may be adjusted at any time:                       ,                          , and                          are the Sub-Advisers to the Fund.

[Sub-Adviser #1]

Portfolio Manager(s)	Position with [Sub-Adviser #1]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Manager(s)	Position with [Sub-Adviser #2]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Manager(s)	Position with [Sub-Adviser #3]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Management LLC (“Morningstar”) and also in programs sponsored by Morningstar’s clients that license the use of our portfolios.  Therefore, Fund shares are only available for purchase through [           ], in the discretion of the Morningstar portfolio management team.  There are no initial or subsequent minimum purchase amounts for the Fund.  Orders to sell or “redeem” shares must be placed directly with [              ] and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares are not available for purchase or sale by retail investors.  Funds may be purchased or redeemed on any day the New York Stock Exchange (“NYSE”) is open.

See the Purchase and Sale of Fund Shares section on page [     ] of this Prospectus for more information.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

MORNINGSTAR GLOBAL INCOME FUND

SUMMARY INFORMATION

Investment Objective

The Fund seeks current income and long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]
Acquired Fund Fees and Expenses (2)	[ ]
Total Annual Fund Operating Expenses	[ ]

(1)         Other expenses are based on estimated amounts for the current fiscal year.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years
$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In seeking current income and long-term capital appreciation, the Fund invests in both equity and debt securities of companies.  Under normal market conditions, the Fund invests primarily in equity securities and the balance of its portfolio in debt securities, cash and cash equivalents (including money market instruments).  The Fund invests in income-generating equity securities, which may include common stocks, convertible securities, warrants, preferred stocks, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), real estate investment trusts (“REITs”), master limited partnerships (“MLPs”) and options.  The Fund may invest in companies of any market capitalization. Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies, including those in emerging markets.  The Fund may invest in fixed income securities including high yield fixed income securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the portfolio managers to be of comparable quality.  The Fund may also invest in convertible bonds.

Depending on market conditions, the Adviser may allocate a portion of the Fund’s assets among certain unaffiliated registered investment companies, including open-end and closed-end investment companies and exchange traded funds (“ETFs”). The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s investment objective.

To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including stock options, index futures contracts and swaps, and forward currency contracts.

[The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Adviser is responsible for selecting the investment strategies for the Fund and for determining the allocation to the sub-advisors. Sub-advisers may be changed, and portfolio securities may be sold, at any time. Each sub-adviser may manage its allocated portion of the Fund’s assets using its own security selection process, which may be qualitative or quantitative, and which may involve proprietary and external research.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s investment approach, historical performance, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics, borrower capital, collateral backing securities, conditions and covenants of underlying securities, borrower’s capacity to repay, underlying securities’ credit quality and the character of the issuer). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to maximize the Fund’s return within the context of what the adviser deems a prudent level of risk given the Fund’s investment strategy.]

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•                  Active Management Risk.  The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•                  American Depositary Receipts Risk.  The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (“ADRs”). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•                  Credit Risk.  An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•                  Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•                  Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

•                  Derivatives Risk.  Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. In addition, derivative instruments are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•                  Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•                  Foreign Securities Risk. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•                  Forward Foreign Currency Contract Risk.  Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•                  Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•                  Global Depositary Receipts Risk.  GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars. Each GDR represents one or more shares of foreign stock or a fraction of a share. The price of a GDR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the GDRs to foreign company shares. Therefore the risks inherently associated with foreign investing still apply to GDRs.

•                  High Yield Risk.  High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•                  Interest Rate Risk.  In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

•                  Investment Company and ETF Risk.  An investment company, including open- and closed-end mutual funds and ETFs, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•                  Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•                  Large Cap Stock Risk.  Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

•                  Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•                  Loan Interests Risk.  Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy redemptions, the Fund may have to sell other investments or borrow money to meet its obligations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation in a loan interest that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower.

•                  Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•                  Mid-Cap Stock Risk.  The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•                  Master Limited Partnership Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

•                  Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Fund’s performance will depend of the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping securities transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•                  New Fund Risk.  The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•                  Options Risk. The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•                  Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•                  Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

•                  Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•                  REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

•                  Small Cap Stock Risk.  The stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

•                  Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Performance

Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Fund Management

Morningstar Investment Management LLC is the investment adviser for the Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-Advisers, which allocations may be adjusted at any time:                          ,                         , and                            are the Sub-Advisers to the Fund.

[Sub-Adviser #1]

Portfolio Manager(s)	Position with [Sub-Adviser #1]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Manager(s)	Position with [Sub-Adviser #2]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Manager(s)	Position with [Sub-Adviser #3]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Management LLC (“Morningstar”) and also in programs sponsored by Morningstar’s clients that license the use of our portfolios.  Therefore, Fund shares are only available for purchase through [       ], in the discretion of the Morningstar portfolio management team.  There are no initial or subsequent minimum purchase amounts for the Fund.  Orders to sell or “redeem” shares must be placed directly with [        ] and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares are not available for purchase or sale by retail investors.  Funds may be purchased or redeemed on any day the New York Stock Exchange (“NYSE”) is open.

See the Purchase and Sale of Fund Shares section on page [  ] of this Prospectus for more information.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

MORNINGSTAR TOTAL RETURN BOND FUND

SUMMARY INFORMATION

Investment Objective

The Fund seeks to maximize total return consistent with income generation and long-term capital preservation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]
Acquired Fund Fees and Expenses (2)	[ ]
Total Annual Fund Operating Expenses	[ ]

(1)         Other expenses are based on estimated amounts for the current fiscal year.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years
$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In seeking to maximize total return consistent with income generation and long-term capital preservation, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in fixed-income securities, which may include a diversified portfolio of fixed-income instruments of varying maturity and duration.  Fixed income securities may include U.S. and non-U.S. investment grade corporate debt securities, U.S. government debt securities including Treasury Inflation Protected Bond Securities and zero coupon securities, non-U.S. government debt securities (including emerging markets sovereign debt), emerging market debt securities, convertible securities, mortgage-backed and asset backed securities, as well as high yield fixed income securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the portfolio managers to be of comparable quality. The Fund may invest without limitations in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. This 80% policy is non-fundamental, and may be changed by the Fund’s Board of Trustees upon sixty days written notice to shareholders.

Depending on market conditions, the Adviser may allocate a portion of the Fund’s assets among certain unaffiliated registered investment companies, including open-end and closed-end investment companies and exchange traded funds (“ETFs”). The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s investment objective.

The Fund may also invest in money market instruments.   To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including credit default swaps, stock options, index futures contracts and swaps, and forward currency contracts.

[The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Adviser is responsible for selecting the investment strategies for the Fund and for determining the allocation to the sub-advisors. Sub-advisers may be changed, and portfolio securities may be sold, at any time. Each sub-adviser may manage its allocated portion of the Fund’s assets using its own security selection process, which may be qualitative or quantitative, and which may involve proprietary and external research.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s investment approach, historical performance, and the characteristics of each sub-adviser’s allocated assets (including borrower capital, collateral backing securities, conditions and covenants of underlying securities, valuation metrics, sector exposures, borrower’s capacity to repay, underlying securities’ credit quality, and the character of the issuer). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to maximize the Fund’s return within the context of what the adviser deems a prudent level of risk given the Fund’s investment strategy.]

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•                  Active Management Risk.  The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•                  American Depositary Receipts Risk.  The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (“ADRs”). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•                  Credit Risk.  An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•                  Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•                  Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

•                  Derivatives Risk.  Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. In addition, derivative instruments are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•                  Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•                  Foreign Securities Risk. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•                  Forward Foreign Currency Contract Risk.  Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•                  Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•                  Global Depositary Receipts Risk.  GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.. Each GDR represents one or more shares of foreign stock or a fraction of a share. The price of a GDR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the GDRs to foreign company shares. Therefore the risks inherently associated with foreign investing still apply to GDRs.

•                  High Yield Risk.  High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•                  Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

•                  Interest Rate Risk.  In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

•                  Investment Company and ETF Risk.  An investment company, including open- and closed-end mutual funds and ETFs, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•                  Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•                  Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•                  Loan Interests Risk.  Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy redemptions, the Fund may have to sell other investments or borrow money to meet its obligations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation in a loan interest that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower.

•                  Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•                  Mortgage-related and Other Asset-backed Securities Risk.  Mortgage-related and asset-backed securities are subject to extension risk and prepayment risk:

•                  Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•                 Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•                  Master Limited Partnership Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

•                  Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Fund’s performance will depend of the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping securities transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•                  New Fund Risk.  The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•                  Options Risk. The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•                  Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•                  Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•                  REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

•                  Short Sales. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund.

•                  U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

•                  Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Performance

Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Fund Management

Morningstar Investment Management LLC is the investment adviser for the Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-Advisers, which allocations may be adjusted at any time:                        ,                         , and                          are the Sub-Advisers to the Fund.

[Sub-Adviser #1]

Portfolio Manager(s)	Position with [Sub-Adviser #1]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Manager(s)	Position with [Sub-Adviser #2]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Manager(s)	Position with [Sub-Adviser #3]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Management LLC (“Morningstar”) and also in programs sponsored by Morningstar’s clients that license the use of our portfolios.  Therefore, Fund shares are only available for purchase through [            ], in the discretion of the Morningstar portfolio management team.  There are no initial or subsequent minimum purchase amounts for the Fund.  Orders to sell or “redeem” shares must be placed directly with [             ] and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares are not available for purchase or sale by retail investors.  Funds may be purchased or redeemed on any day the New York Stock Exchange (“NYSE”) is open.

See the Purchase and Sale of Fund Shares section on page [    ] of this Prospectus for more information.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

MORNINGSTAR MUNICIPAL BOND FUND

SUMMARY INFORMATION

Investment Objective

The Fund seeks income exempt from federal income taxes consistent with the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]
Acquired Fund Fees and Expenses (2)	[ ]
Total Annual Fund Operating Expenses	[ ]

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2)  Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years
$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In seeking income exempt from federal income taxes consistent with the preservation of capital, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of municipal issuers within the U.S. and its territories the income of which is exempt from U.S. taxation. The Fund’s dividends are generally exempt from federal income tax, although a portion thereof may be an item of tax preference for purposes of the federal alternative minimum tax (“Tax Preference Item”). A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The 80% policy is a fundamental policy and may not be changed without shareholder approval.

Depending on market conditions, the Adviser may allocate a portion of the Fund’s assets among certain unaffiliated registered investment companies, including open-end and closed-end investment companies and exchange traded funds (“ETFs”). The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s investment objective.

The Fund intends to primarily invest in investment grade securities, however, the Fund may invest up to 35% of its total assets in high yield fixed income securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the portfolio managers to be of comparable quality. The Fund may also invest in floating rate notes, pre-refunded bonds, commercial paper, variable rate demand notes and tender option bonds.

The Fund may also invest in money market instruments. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including futures contracts, options on futures contracts, swap agreements, including interest rate swaps, options on swap agreements, and other synthetic instruments to provide economic exposure to the securities of debt issuers or for hedging purposes.

[The Fund is not an appropriate investment for tax-advantaged retirement accounts, such as 401(k) plan accounts or individual retirement accounts, and may not be beneficial for investors in low tax brackets.]

[The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Adviser is responsible for selecting the investment strategies for the Fund and for determining the allocation to the sub-advisors. Sub-advisers may be changed, and portfolio securities may be sold, at any time. Each sub-adviser may manage its allocated portion of the Fund’s assets using its own security selection process, which may be qualitative or quantitative, and which may involve proprietary and external research.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s investment approach, historical performance, and the characteristics of each sub-adviser’s allocated assets (including borrower capital, collateral backing securities, conditions and covenants of underlying securities, valuation metrics, sector exposures, borrower’s capacity to repay, underlying securities’ credit quality, and the character of the issuer). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to maximize the Fund’s return within the context of what the adviser deems a prudent level of risk given the Fund’s investment strategy.]

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•                 Active Management Risk.  The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•                 Credit Risk. An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•                 Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. In addition, derivative instruments are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•                 Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•                 High Yield Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•                 Interest Rate Risk. In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

•                 Investment Company and ETF Risk.  An investment company, including open- and closed-end mutual funds and ETFs, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•                 Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•                 Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•                 Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•                 Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Fund’s performance will depend of the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping securities transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•                 Municipal Securities Risk. The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due. In addition, changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers can affect the overall municipal securities market. Changes in market conditions may directly impact the liquidity and valuation of municipal securities, which may, in turn, adversely affect the yield and value of the Fund’s municipal securities investments. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded, or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. Because many municipal securities are issued to finance similar types of projects, especially those related to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal securities market. Municipal securities backed by current or anticipated revenues from a specific project or specific asset (so-called “private activity bonds”) may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could affect the economic viability of facilities that are the sole source of revenue to support private activity bonds. To the extent that the Fund invests in private activity bonds, a part of its dividends will be a Tax Preference Item.

•                 New Fund Risk.  The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•                 Options Risk. The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•                 Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•                 Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•                 U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Performance

Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Fund Management

Morningstar Investment Management LLC is the investment adviser for the Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-Advisers, which allocations may be adjusted at any time:            ,             , and              are the Sub-Advisers to the Fund.

[Sub-Adviser #1]

Portfolio Manager(s)	Position with [Sub-Adviser #1]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Manager(s)	Position with [Sub-Adviser #2]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Manager(s)	Position with [Sub-Adviser #3]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Management LLC (“Morningstar”) and also in programs sponsored by Morningstar’s clients that license the use of our portfolios.  Therefore, Fund shares are only available for purchase through [       ], in the discretion of the Morningstar portfolio management team.  There are no initial or subsequent minimum purchase amounts for the Fund.  Orders to sell or “redeem” shares must be placed directly with [        ] and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares are not available for purchase or sale by retail investors.  Funds may be purchased or redeemed on any day the New York Stock Exchange (“NYSE”) is open.

See the Purchase and Sale of Fund Shares section on page [  ] of this Prospectus for more information.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

MORNINGSTAR DEFENSIVE BOND FUND

SUMMARY INFORMATION

Investment Objective

The Fund seeks capital preservation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]
Acquired Fund Fees and Expenses (2)	[ ]
Total Annual Fund Operating Expenses	[ ]

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2)  Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years
$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In seeking capital preservation, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in fixed-income securities, which may include a diversified portfolio of fixed-income instruments of varying maturity and duration.  Fixed income securities may include U.S. and non-U.S. investment grade corporate debt securities, U.S. government debt securities including Treasury Inflation Protected Bond Securities and zero coupon securities, non-U.S. government debt securities (including emerging markets sovereign debt), emerging market debt securities, convertible securities, mortgage-backed and asset backed securities, as well as high yield fixed income securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the portfolio managers to be of comparable quality. The Fund may invest without limitations in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. This 80% policy is non-fundamental, and may be changed by the Fund’s Board of Trustees upon sixty days written notice to shareholders.

Depending on market conditions, the Adviser may allocate a portion of the Fund’s assets among certain unaffiliated registered investment companies, including open-end and closed-end investment companies and exchange traded funds (“ETFs”). The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s investment objective.

The Fund may also invest in money market instruments. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including credit default swaps, stock options, index futures contracts and swaps, and forward currency contracts.

[The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Adviser is responsible for selecting the investment strategies for the Fund and for determining the allocation to the sub-advisors. Sub-advisers may be changed, and portfolio securities may be sold, at any time. Each sub-adviser may manage its allocated portion of the Fund’s assets using its own security selection process, which may be qualitative or quantitative, and which may involve proprietary and external research.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s investment approach, historical performance, and the characteristics of each sub-adviser’s allocated assets (including borrower capital, collateral backing securities, conditions and covenants of underlying securities, valuation metrics, sector exposures, borrower’s capacity to repay, underlying securities’ credit quality, and the character of the issuer). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to maximize the Fund’s return within the context of what the adviser deems a prudent level of risk given the Fund’s investment strategy.]

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•                  Active Management Risk.  The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•                  American Depositary Receipts Risk. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (“ADRs”). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•                  Credit Risk. An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•                  Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•                  Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

•                  Derivatives Risk. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. In addition, derivative instruments are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•                  Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•                  Foreign Securities Risk. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•                  Forward Foreign Currency Contract Risk. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•                  Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•                  Global Depositary Receipts Risk. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.. Each GDR represents one or more shares of foreign stock or a fraction of a share. The price of a GDR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the GDRs to foreign company shares. Therefore the risks inherently associated with foreign investing still apply to GDRs.

•                  High Yield Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•                  Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

•                  Interest Rate Risk. In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

•                  Investment Company and ETF Risk.  An investment company, including open- and closed-end mutual funds and ETFs, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•                  Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•                  Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•                  Loan Interests Risk.  Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy redemptions, the Fund may have to sell other investments or borrow money to meet its obligations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation in a loan interest that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower.

•                  Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•                  Mortgage-related and Other Asset-backed Securities Risk.  Mortgage-related and asset-backed securities are subject to extension risk and prepayment risk:

•                 Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•                 Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•                  Master Limited Partnership Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

•                  Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Fund’s performance will depend of the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping securities transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•                  New Fund Risk.  The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•                  Options Risk. The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•                  Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•                  Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•                  REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

•                  Short Sales. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund.

•                  U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

•                  Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Performance

Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Fund Management

Morningstar Investment Management LLC is the investment adviser for the Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-Advisers, which allocations may be adjusted at any time:            ,             , and              are the Sub-Advisers to the Fund.

[Sub-Adviser #1]

Portfolio Manager(s)	Position with [Sub-Adviser #1]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Manager(s)	Position with [Sub-Adviser #2]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Manager(s)	Position with [Sub-Adviser #3]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Management LLC (“Morningstar”) and also in programs sponsored by Morningstar’s clients that license the use of our portfolios.  Therefore, Fund shares are only available for purchase through [       ], in the discretion of the Morningstar portfolio management team.  There are no initial or subsequent minimum purchase amounts for the Fund.  Orders to sell or “redeem” shares must be placed directly with [        ] and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares are not available for purchase or sale by retail investors.  Funds may be purchased or redeemed on any day the New York Stock Exchange (“NYSE”) is open.

See the Purchase and Sale of Fund Shares section on page [  ] of this Prospectus for more information.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

MORNINGSTAR MULTI-SECTOR BOND FUND

SUMMARY INFORMATION

Investment Objective

The Fund seeks total return through a combination of current income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]
Acquired Fund Fees and Expenses (2)	[ ]
Total Annual Fund Operating Expenses	[ ]

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2)  Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years
$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In seeking total return through a combination of current income and capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in fixed-income securities, which may include a diversified portfolio of fixed-income instruments of varying maturity and duration.  Fixed income securities may include U.S. and non-U.S. investment grade corporate debt securities, U.S. government debt securities including Treasury Inflation Protected Bond Securities and zero coupon securities, non-U.S. government debt securities (including emerging markets sovereign debt), emerging market debt securities, convertible securities, mortgage-backed and asset backed securities, as well as high yield fixed income securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the portfolio managers to be of comparable quality. The Fund may invest without limitations in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. This 80% policy is non-fundamental, and may be changed by the Fud’s Board of Trustees upon sixty days written notice to shareholders.

Due to the opportunistic nature of its strategy, the Fund may also invest up to 20% of its assets in equity securities, which may include common stocks, convertible securities, warrants, preferred stocks, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).

Depending on market conditions, the Adviser may allocate a portion of the Fund’s assets among certain unaffiliated registered investment companies, including open-end and closed-end investment companies and exchange traded funds (“ETFs”). The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s investment objective.

The Fund may also invest in money market instruments. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including credit default swaps, stock options, index futures contracts and swaps, and forward currency contracts.

[The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Adviser is responsible for selecting the investment strategies for the Fund and for determining the allocation to the sub-advisors. Sub-advisers may be changed, and portfolio securities may be sold, at any time. Each sub-adviser may manage its allocated portion of the Fund’s assets using its own security selection process, which may be qualitative or quantitative, and which may involve proprietary and external research.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s investment approach, historical performance, and the characteristics of each sub-adviser’s allocated assets (including borrower capital, collateral backing securities, conditions and covenants of underlying securities, valuation metrics, sector exposures, borrower’s capacity to repay, underlying securities’ credit quality, and the character of the issuer). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to maximize the Fund’s return within the context of what the adviser deems a prudent level of risk given the Fund’s investment strategy.]

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•                  Active Management Risk.  The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•                  American Depositary Receipts Risk.  The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (“ADRs”). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•                  Credit Risk.  An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•                  Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•                  Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

•                  Derivatives Risk.  Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. In addition, derivative instruments are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•                  Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•                  Foreign Securities Risk. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•                  Forward Foreign Currency Contract Risk.  Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•                  Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•                  Global Depositary Receipts Risk.  GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars. Each GDR represents one or more shares of foreign stock or a fraction of a share. The price of a GDR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the GDRs to foreign company shares. Therefore the risks inherently associated with foreign investing still apply to GDRs.

•                  High Yield Risk.  High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•                  Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

•                  Interest Rate Risk.  In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

•                  Investment Company and ETF Risk.  An investment company, including open- and closed-end mutual funds and ETFs, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•                  Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•                  Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•                  Loan Interests Risk.  Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy redemptions, the Fund may have to sell other investments or borrow money to meet its obligations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation in a loan interest that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower.

•                  Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•                  Master Limited Partnership Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

•                  Mortgage-related and Other Asset-backed Securities Risk.  Mortgage-related and asset-backed securities are subject to extension risk and prepayment risk:

•                 Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•                 Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•                  Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Fund’s performance will depend of the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping securities transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•                  New Fund Risk.  The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•                  Options Risk. The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•                  Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•                  Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•                  REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

•                  Short Sales. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund.

•                  U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

•                  Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Performance

Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Fund Management

Morningstar Investment Management LLC is the investment adviser for the Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-Advisers, which allocations may be adjusted at any time:            ,             , and              are the Sub-Advisers to the Fund.

[Sub-Adviser #1]

Portfolio Manager(s)	Position with [Sub-Adviser #1]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Manager(s)	Position with [Sub-Adviser #2]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Manager(s)	Position with [Sub-Adviser #3]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Management LLC (“Morningstar”) and also in programs sponsored by Morningstar’s clients that license the use of our portfolios.  Therefore, Fund shares are only available for purchase through [       ], in the discretion of the Morningstar portfolio management team.  There are no initial or subsequent minimum purchase amounts for the Fund.  Orders to sell or “redeem” shares must be placed directly with [        ] and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares are not available for purchase or sale by retail investors.  Funds may be purchased or redeemed on any day the New York Stock Exchange (“NYSE”) is open.

See the Purchase and Sale of Fund Shares section on page [  ] of this Prospectus for more information.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

MORNINGSTAR UNCONSTRAINED ALLOCATION FUND

SUMMARY INFORMATION

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]
Acquired Fund Fees and Expenses (2)	[ ]
Total Annual Fund Operating Expenses	[ ]

(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years
$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, in equity securities of foreign and domestic issuers, as well as in fixed-income securities, which may include a diversified portfolio of fixed-income instruments of varying maturity and duration.  Fixed income securities may include U.S. and non-U.S. investment grade corporate debt securities, U.S. government debt securities including Treasury Inflation Protected Bond Securities and zero coupon securities, non-U.S. government debt securities (including emerging markets sovereign debt and quasi-sovereign debt), emerging market debt securities, convertible securities, mortgage-backed and asset backed securities, as well as high yield fixed income securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the portfolio managers to be of comparable quality. The Fund may invest without limitations in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

Depending on market conditions, the Adviser may allocate a portion of the Fund’s assets among certain unaffiliated registered investment companies, including open-end and closed-end investment companies and exchange traded funds (“ETFs”). The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s investment objective.

The Fund may invest in convertible securities, warrants, preferred stocks, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).  The Fund may also invest in money market instruments. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including credit default swaps, stock options, index futures contracts and swaps, and forward currency contracts.

[The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Adviser is responsible for selecting the investment strategies for the Fund and for determining the allocation to the sub-advisors. Sub-advisers may be changed, and portfolio securities may be sold, at any time. Each sub-adviser may manage its allocated portion of the Fund’s assets using its own security selection process, which may be qualitative or quantitative, and which may involve proprietary and external research.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s investment approach, historical performance, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to maximize the Fund’s return within the context of what the adviser deems a prudent level of risk given the Fund’s investment strategy.]

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•                  Active Management Risk.  The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•                  American Depositary Receipts Risk.  The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (“ADRs”). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•                  Credit Risk.  An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•                  Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•                  Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

•                  Derivatives Risk.  Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. In addition, derivative instruments are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•                  Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•                  Foreign Securities Risk. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•                  Forward Foreign Currency Contract Risk.  Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•                  Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•                  Global Depositary Receipts Risk.  GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.. Each GDR represents one or more shares of foreign stock or a fraction of a share. The price of a GDR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the GDRs to foreign company shares. Therefore the risks inherently associated with foreign investing still apply to GDRs.

•                  High Yield Risk.  High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•                  Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

•                  Interest Rate Risk.  In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

•                  Investment Company and ETF Risk.  An investment company, including open- and closed-end mutual funds and ETFs, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•                  Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•                  Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•                  Loan Interests Risk.  Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy redemptions, the Fund may have to sell other investments or borrow money to meet its obligations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation in a loan interest that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower.

•                  Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•                  Master Limited Partnership Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

•                  Mortgage-related and Other Asset-backed Securities Risk.  Mortgage-related and asset-backed securities are subject to extension risk and prepayment risk:

•                  Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•                  Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•                  Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Fund’s performance will depend of the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping securities transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•                  New Fund Risk.  The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•                  Options Risk. The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•                  Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•                  Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•                  REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

•                  Short Sales. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund.

•                  U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

•                  Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Performance

Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Fund Management

Morningstar Investment Management LLC is the investment adviser for the Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-Advisers, which allocations may be adjusted at any time:            ,             , and              are the Sub-Advisers to the Fund.

[Sub-Adviser #1]

Portfolio Manager(s)	Position with [Sub-Adviser #1]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Manager(s)	Position with [Sub-Adviser #2]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Manager(s)	Position with [Sub-Adviser #3]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Management LLC (“Morningstar”) and also in programs sponsored by Morningstar’s clients that license the use of our portfolios.  Therefore, Fund shares are only available for purchase through [       ], in the discretion of the Morningstar portfolio management team.  There are no initial or subsequent minimum purchase amounts for the Fund.  Orders to sell or “redeem” shares must be placed directly with [        ] and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares are not available for purchase or sale by retail investors.  Funds may be purchased or redeemed on any day the New York Stock Exchange (“NYSE”) is open.

See the Purchase and Sale of Fund Shares section on page [  ] of this Prospectus for more information.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

MORNINGSTAR ALTERNATIVES FUND

SUMMARY INFORMATION

Investment Objective

The Fund seeks long-term capital appreciation while minimizing correlation to U.S. equities and U.S. interest rates.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ ]
Acquired Fund Fees and Expenses (2)	[ ]
Total Annual Fund Operating Expenses	[ ]

(1)         Other expenses are based on estimated amounts for the current fiscal year.

(2)         Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year.

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year		3 Years
$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies

In seeking long-term capital appreciation, the Fund, under normal circumstances, may engage in the following alternative strategies:

Long-Short Equity which combines long equity positions with short equity positions (borrowed securities). Since the strategy is both and short, total net exposure is typically lower than 100%.

Convertible Arbitrage which includes the purchase of convertible securities and the sale of the underlying common stock. These securities tend to be convertible bonds or convertible preferred stocks that may be converted into the stock of the same company.

Merger Arbitrage which seeks to profit from the successful completion of corporate organizations. The process commonly used to execute this approach involves purchasing shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. Hedging strategies may be utilized to reduce market exposure and volatility.

Credit Arbitrage which seeks to exploit the mis-pricing of different classes of securities that are usually of the same company, and may include investments in investment grade and/or non-investment grade corporate debt (otherwise known as “junk bonds”), credit derivatives, loans, equities, structured products, credit index securities and private debt.

Global Macro which establishes long (number of contracts bought exceeds number sold) with a short (number of contracts sold exceeds number bought) exposures around the globe to take advantage of what the Adviser or a sub-adviser believes to be attractive opportunities. This strategy may include investments in fixed income and equity securities, a wide variety of derivative instruments, and commodities-related investments. Such investments will likely have significant exposure to foreign investments and may be concentrated in a geographic region or country.

Hedged Equity which seeks to limit investment loss by creating a trans-action that offsets an existing position in a contract that provides the right to buy or sell shares of a security at a specific price for a certain time. Specifically, such a strategy attempts to reduce systematic risk created by utilizing factors, such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries. Such a strategy strives to achieve this by matching short positions within each area against long positions. This strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral in order to achieve low beta exposures to certain market indexes.

Market Neutral which attempts to reduce systematic risk created by factors such as exposures to sectors, market-cap ranges, investment styles, currencies, and/or countries. This strategy seeks to achieve matching short positions within each area against long positions, and this strategy may be managed as beta-neutral, dollar-neutral, or sector-neutral. In attempting to reduce systematic risk, issue selection may be emphasized, with profits dependent on the ability to sell short and buy long the chosen securities.

Nontraditional Bond which pursues strategies divergent in one or more ways from conventional practice in the broader bond-fund universe. In pursuing this strategy, the Fund may seek to avoid losses and produce returns uncorrelated with the overall bond market and may employ a variety of methods to achieve those aims, including investing tactically across a wide swath of individual sectors, including high-yield and foreign debt.

Depending on market conditions, the Adviser may allocate a portion of the Fund’s assets among certain unaffiliated registered investment companies, including open-end and closed-end investment companies and exchange traded funds (“ETFs”). The Adviser monitors portfolio activity and reallocates assets among the underlying funds as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s investment objective.

[The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund’s investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.

The Adviser is responsible for selecting the investment strategies for the Fund and for determining the allocation to the sub-advisors. Sub-advisers may be changed, and portfolio securities may be sold, at any time. Each sub-adviser may manage its allocated portion of the Fund’s assets using its own security selection process, which may be qualitative or quantitative, and which may involve proprietary and external research.

When determining the allocations and reallocations to sub-advisers, the Fund’s investment adviser will consider a variety of factors, including but not limited to the sub-adviser’s investment approach, historical performance, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Fund’s investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to maximize the Fund’s return within the context of what the adviser deems a prudent level of risk given the Fund’s investment strategy.]

Principal Risks

Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•                  Active Management Risk.  The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

•                  American Depositary Receipts Risk.  The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (“ADRs”). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•                  Credit Risk.  An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•                  Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•                  Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

•                  Derivatives Risk.  Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. In addition, derivative instruments are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•                  Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•                  Foreign Securities Risk. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•                  Forward Foreign Currency Contract Risk.  Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•                  Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•                  Global Depositary Receipts Risk.  GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.. Each GDR represents one or more shares of foreign stock or a fraction of a share. The price of a GDR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the GDRs to foreign company shares. Therefore the risks inherently associated with foreign investing still apply to GDRs.

•                  High Yield Risk.  High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•                  Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

•                  Interest Rate Risk.  In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

•                  Investment Company and ETF Risk.  An investment company, including open- and closed-end mutual funds and ETFs, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

•                  Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•                  Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•                  Loan Interests Risk.  Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy redemptions, the Fund may have to sell other investments or borrow money to meet its obligations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation in a loan interest that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower.

•                  Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•                  Master Limited Partnership Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

•                  Mortgage-related and Other Asset-backed Securities Risk.  Mortgage-related and asset-backed securities are subject to extension risk and prepayment risk:

•                 Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•                 Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•                  Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Fund’s performance will depend of the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Fund’s assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping securities transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

•                  New Fund Risk.  The Fund is new and has no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•                  Options Risk. The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•                  Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•                  Redemption Risk.  The Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

•                  REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

•                  Short Sales. Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund.

•                  U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

•                  Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

Performance

Because the Fund has not yet commenced operations as of the date of this Prospectus, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Fund Management

Morningstar Investment Management LLC is the investment adviser for the Fund.

Sub-Advisers and Portfolio Managers

The Adviser currently intends to allocate Fund assets for each investment strategy to the following Sub-Advisers, which allocations may be adjusted at any time:            ,             , and              are the Sub-Advisers to the Fund.

[Sub-Adviser #1]

Portfolio Manager(s)	Position with [Sub-Adviser #1]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Manager(s)	Position with [Sub-Adviser #2]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Manager(s)	Position with [Sub-Adviser #3]	Length of Service to the Fund
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Management LLC (“Morningstar”) and also in programs sponsored by Morningstar’s clients that license the use of our portfolios.  Therefore, Fund shares are only available for purchase through [       ], in the discretion of the Morningstar portfolio management team.  There are no initial or subsequent minimum purchase amounts for the Fund.  Orders to sell or “redeem” shares must be placed directly with [        ] and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares are not available for purchase or sale by retail investors.  Funds may be purchased or redeemed on any day the New York Stock Exchange (“NYSE”) is open.

See the Purchase and Sale of Fund Shares section on page [  ] of this Prospectus for more information.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ OBJECTIVES, STRATEGIES, AND RISKS

Information on Objectives and Strategies

Each Fund’s investment objective may be changed by the Board of Trustees (the “Board”) without shareholder vote. In addition, the 80% investment policy of each Fund with such a policy (except that of the Morningstar Municipal Bond Fund) constitutes a non-fundamental policy. The Board may change such non-fundamental policies at any time without shareholder approval upon 60 days’ written notice to shareholders.  The 80% investment policy of the Morningstar Municipal Bond Fund is fundamental and may not be changed without shareholder approval.

Information on Risks

This section provides additional information about a Fund’s principal investment risks described in its Fund Summary section. The following risks are described in alphabetical order and not in order of importance or potential exposure.

The principal risks of investing in a Fund that may adversely affect the Fund’s net asset value (“NAV”) or total return have previously been summarized in the “Summary Section.”  These risks are discussed in more detail below.

Active Management Risk.  Each Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

American Depositary Receipts Risk.  The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (“ADRs”). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Convertible Securities Risk.  In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities—that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies. The securities of small- and mid-cap companies may fluctuate more widely in price than the market as a whole. There may also be less trading in small- or mid-cap securities, which means that buy and sell transactions in those securities could have a larger impact on a security’s price than is the case with large-cap securities.

Convertible securities generally have less potential for gain or loss than common stocks.

Credit Risk.  Credit risk is the risk that an issuer may fail or become less able to make payments when due. An issuer of a fixed-income security could be downgraded or default. If a Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

Currency Risk. Each Fund may invest in securities denominated in foreign currencies. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Although a Fund may attempt to hedge currency risk, the hedging instruments may not perform as expected and could produce losses. Suitable hedging instruments may not be available for all foreign currencies. A Fund is not required to hedge currency risk and may elect not to hedge currency risk even if suitable instruments are available.

Derivatives Risk.  Each Fund may invest in derivatives which involves risks that are different from, and in some respects greater than, risks associated with more traditional investments, such as stock and bonds. Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Certain derivative instruments may be highly complex and highly volatile leading them to perform in unexpected ways. Derivatives may also create leverage which magnifies the impact of a decline or gain in the reference instrument underlying the derivative. The use of leverage by a Fund may cause the Fund to lose more than the amount it invests. Some derivatives may be thinly traded, which may make it difficult for a Fund to close its position in or sell the derivative at a particular time or at an anticipated price.

Many derivatives are traded on margin. Regulatory requirements and/or contractual undertakings may require a Fund to segregate cash or other liquid assets to be used for margin payments. Derivatives that have margin requirements involve the risk that if a Fund has insufficient cash or eligible margin securities to meet daily variation margin requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. A Fund may remain obligated to meet margin requirements until it is able to close its position. The need to provide margin or collateral and/or segregate assets could limit a Fund’s ability to pursue other opportunities as they arise.

The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments.

Derivative instruments are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over the counter (“OTC”) and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Emerging Markets Risk. Each fund may invest in emerging market countries. The securities markets of emerging market countries may be less liquid, subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging market countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital.

Settlement and clearance procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. Settlement, clearance or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

Rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase funding costs for foreign issuers. In such a scenario, foreign issuers might not be able to service their debt obligations, the market for emerging market debt could suffer from reduced liquidity, and any investing Fund could lose money.

Equity-Linked Investment Risk. Equity-linked investments are subject to the same risks as direct investments in securities of the underlying investment. If the underlying investment decreases in value, the value of the equity-linked investment will decrease; however, the performance of such investments may not correlate exactly to the performance of the underlying investment that they seek to replicate. Equity-linked investments are also subject to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them.

Foreign Securities Risk. A Fund may invest in foreign securities. Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets. Shareholder rights under the laws of some foreign countries may not be as favorable as U.S. laws. Thus, a shareholder may have more difficulty in asserting its rights or enforcing a judgment against a foreign company than a shareholder of a comparable U.S. company.

Frontier Markets Risk.  Frontier market countries are countries that have smaller economies or less developed capital markets than traditional emerging markets.  Frontier countries tend to have relatively low gross national product per capita compared to the larger traditionally-recognized emerging markets. The frontier emerging market countries include the least developed countries even by emerging markets standards.  The risks of investments in frontier emerging market countries include all the risks described above for investment in foreign securities and emerging markets, although these risks are magnified in the case of frontier countries.

Forward Foreign Currency Contract Risk.  Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. A Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

A Fund’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at attractive prices, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Currency transactions are also subject to the risk that the other party in the transaction will default its contractual obligation, which would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of a currency, if any, at the current market price. If a Fund enters into a forward foreign currency contract, its custodian will segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such forward contract from day to day, except to the extent that the Fund’s forward contract obligation is covered by liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract.

Futures and Forward Contracts Risk. Investments in futures contracts, forward contracts and options on futures contracts may increase volatility and be subject to additional market, active management, interest, currency, and counterparty risk. A fund may be subject to additional risks, such as liquidity risk, if the contract cannot be closed when desired.

Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counter-party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Global Depositary Receipts Risk.  GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars. Each GDR represents one or more shares of foreign stock or a fraction of a share. The price of a GDR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the GDRs to foreign company shares. Therefore the risks inherently associated with foreign investing still apply to GDRs.

High Yield Risk.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. Changes in general economic conditions, changes in the financial condition of the issuer, and changes in interest rates may adversely impact the value of high yield securities.

High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities. Issuers of high yield securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities have. Periods of economic downturn or rising interest rates may cause the issuers of high yield securities to experience financial distress, which could adversely impact their ability to make timely payments of principal and interest and could increase the possibility of default. The market value and liquidity of high yield securities may be impacted negatively by adverse publicity and investor perceptions, whether or not based on fundamental analysis, especially in a market characterized by low trade volume.

Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure.

Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments.

Any increase in the principal value of an inflation-linked debt security is taxable in the year the increase occurs, even though the security’s holders do not receive cash representing the increase until the security matures.

The principal value of an investment in a Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

Interest Rate Risk.  In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

Investment Company and ETF Risk.  An investment company, including open- and closed-end mutual funds and ETFs, in which a Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The performance of an investment company or ETF that is actively managed will depend on its adviser’s ability to select profitable investments. An investment company of ETF that is passively managed may not accurately track its underlying index or the index may perform poorly. Additionally, a passively managed investment company or ETF may not be permitted to take defensive positions during periods of market decline or sell poorly performing securities. A Fund must also pay its pro rata portion of an investment company’s fees and expenses. Market movements or economic factors may constrain the liquidity of an investment company’s portfolio and compromise its ability to meet redemption requests. This could cause the value of a Fund’s investment in another investment company to decline.

Shares of ETFs trade on exchanges such as the New York Stock Exchange and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for a Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF. At times, this premium or discount may be significant.

Investment Strategy Risk.  There is no assurance each Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of a Fund may decline, and a Fund may underperform other funds with similar objectives and strategies.

IPO Risk.  Each Fund may invest in the initial public offering (“IPO”) of an issuer’s securities. The market value of IPO shares may fluctuate considerably or decline shortly after the IPO, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. There may be no established market for shares offered in an IPO and the shares may be thinly traded.  The price movements of shares shortly after their IPO may be volatile and unpredictable and may subject a Fund to significant risk of loss.

Large Cap Stock Risk.  Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. Large cap companies may trail the returns of the overall stock market. Historically, large cap stocks tend to go through cycles of doing better — or worse — than the stock market in general and these periods may last as long as several years.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. Low levels of liquidity in particular investments may force a Fund to sell a security at a price that is lower than the Fund anticipated and may cause the Fund to lose money.

Loan Interests Risk.  Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to a Fund. As a result, during periods of unusually heavy redemptions, a Fund may have to sell other investments or borrow money to meet its obligations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions.

Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which a Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, a Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which a Fund has an interest. In addition, if a secured loan is foreclosed, a Fund may bear the costs and liabilities associated with owning and disposing of the collateral. A Fund would bear the risk that the collateral may be illiquid or decline in value while the Fund is holding it.

A Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, a Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, a Fund may acquire a participation in a loan interest that is held by another party. When a Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower. As a participant, a Fund also would be subject to the risk that the party selling the participation interest would not remit the Fund’s pro rata share of loan payments to the Fund. It may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

Loan interests may not be considered “securities,” and purchasers, such as the Fund, therefore may not have the benefit of the anti-fraud protections of the federal securities laws.

Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments. Turbulence or uncertainty in the financial markets may negatively affect issuers, which could have a negative effect on a Fund. The overall stock market may also be adversely affected by policy changes by the U.S. Government, Federal Reserve, or other government actors. A Fund’s NAV may decline over short periods due to short-term market movements and over longer periods during extended market downturns.

Mid-Cap Stock Risk.  The stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market. There may be less information available regarding mid cap companies.

Master Limited Partnership Risk. Investments in securities issued by MLPs involve risks that differ from traditional investments in common stock. Holders of MLP units generally have more limited control rights and limited rights to vote on matters affecting the MLP than holders of a corporation’s common stock. MLPs are controlled by a general partner which may have conflicts of interest and limited fiduciary duties to the MLP.

MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.

Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in a Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

Mortgage-related and Other Asset-backed Securities Risk.  Mortgage-related and asset-backed securities are subject to extension risk and prepayment risk:

•                 Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•                 Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Multi-Manager and Multi-Style Management Risk.  To a significant extent, each Fund’s performance will depend of the success of the Adviser’s methodology in allocating a Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of each Fund’s assets are managed by different Sub-Advisers using different styles, a Fund could experience overlapping securities transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Funds using a single investment management style.

Municipal Securities Risk. The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due. In addition, changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers can affect the overall municipal securities market. Changes in market conditions may directly impact the liquidity and valuation of municipal securities, which may, in turn, adversely affect the yield and value of the Fund’s municipal securities investments. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments.

In the case of insured municipal securities, insurance supports the commitment that interest payments on a municipal security will be made on time and the principal will be repaid when the security matures. Insurance does not, however, protect a Fund or its shareholders against losses caused by declines in a municipal security’s market value. The Portfolio Managers generally look to the credit quality of the issuer of a municipal security to determine whether the security meets a Fund’s quality restrictions, even if the security is covered by insurance. However, a downgrade in the claims-paying ability of an insurer of a municipal security could have an adverse effect on the market value of the security.

In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded, or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. Because many municipal securities are issued to finance similar types of projects, especially those related to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal securities market. Municipal securities backed by current or anticipated revenues from a specific project or specific asset (so-called “private activity bonds”) may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could affect the economic viability of facilities that are the sole source of revenue to support private activity bonds. To the extent that a Fund invests in private activity bonds, a part of its dividends will be a Tax Preference Item.

Generally, a Fund purchases municipal securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax. There is no guarantee that such an opinion will be correct, and there is no assurance that the Internal Revenue Service will agree with such an opinion. Municipal securities generally must meet certain regulatory and statutory requirements to distribute interest that is exempt from federal income tax. If any municipal security held by the Fund fails to meet such requirements, the interest received by the Fund from such security and distributed to shareholders would be taxable.

New Fund Risk.  Each Fund is new and has no operating history, and there can be no assurance that a Fund will grow to or maintain an economically viable size.

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If the Portfolio Managers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, the use of options may lower a Fund’s return. There can be no guarantee that the use of options will increase a Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. Government legislation or regulation could affect the use of derivatives and could limit a Fund’s ability to pursue its investment strategies.

When a Fund writes a covered call option, it assumes the risk that it will have to sell the underlying security at an exercise price that may be lower than the market price of the security, and it gives up the opportunity to profit from a price increase in the underlying security above the exercise price. If a call option that a Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying security. If a call option that a Fund has written expires unexercised, the Fund will experience a gain in the amount of the premium it received; however, that gain may be offset by a decline in the market value of the underlying security during the option period.

When a Fund writes a put option, it assumes the risk that it will have to purchase the underlying security at an exercise price that may be higher than the market price of the security. If the market price of the underlying security declines, a Fund would expect to suffer a loss. However, the premium a Fund received for writing the put should offset a portion of the decline.

Each Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

Portfolio Turnover Risk. Each Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by a Fund.  Shareholders may pay tax on such capital gains. Higher transaction costs may also impair the performance of a fund.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Generally, preferred shareholders have no voting rights with respect to the issuer unless distributions to preferred shareholders have not been paid for a stated period, at which time the preferred shareholders may elect a number of directors to the issuer’s board. Generally, once all the distributions have been paid to preferred shareholders, the preferred shareholders no longer have voting rights.

Redemption Risk.  A Fund may experience losses when selling securities to meet redemption requests.  This risk is greater for larger redemption requests or redemption requests during adverse market conditions.  Redemption risk may be magnified if a Fund is forced to sell illiquid securities in order to meet redemption requests. Heavy redemptions may impair the Fund’s performance.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon the skills of their managers and are subject to heavy cash flow dependency or self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of net income and gains under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Most equity REITs receive a flow of income from property rentals, which, after covering their expenses, they pay to their shareholders in the form of dividends. Equity REITs may be affected by changes in the value of the underlying property they own, while mortgage REITs may be affected by the quality of any credit they extend.

REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities. Some of the REIT securities in which a Fund invests may be preferred stock, which receives preference in the payment of dividends.

Short Sales Risk. Short sales involve selling a security a Fund does not own in anticipation that the security’s price will decline. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by a Fund. Short sales are highly speculative and may subject a Fund to, at least theoretically, unlimited risk due to the fact that the value of the security underlying the short sale may appreciate indefinitely.

Because a Fund may invest the proceeds of a short sale, another effect of short selling on the Fund is similar to the effect of leverage, in that it amplifies changes in the Fund’s net asset value since it increases the exposure of the Fund to the market and may increase losses and the volatility of returns.

A Fund may not always be able to close out a short position at a favorable time or price. A lender may request that borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price, which will potentially reduce or eliminate any gain or cause a loss to the Fund.

When a Fund is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, a Fund may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit a Fund’s ability to pursue other opportunities as they arise.

Small Cap Stock Risk.  The stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. The stocks of small cap companies may fall out of favor with investors leading to a decline in small cap stock prices. Generally the smaller the company size, the greater the risk.

Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. A Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

PORTFOLIO HOLDINGS INFORMATION

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.             .com.

MANAGEMENT OF THE FUNDS

Investment Adviser

Morningstar Investment Management LLC, 22 W Washington Street, Chicago, IL 60602 (“Morningstar” or the “Adviser”), serves as investment adviser to the Funds under an investment advisory agreement (the “Advisory Agreement”) with Morningstar Funds Trust (the “Trust”), on behalf of each Fund.  Morningstar is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) and was formed on September 20, 1999 in Delaware.  As the Adviser, Morningstar has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board, sets each Fund’s overall investment strategies.  The Adviser is also responsible for the oversight and evaluation of each Fund’s Sub-Advisers.  Under the Advisory Agreement, the Adviser is entitled to receive a [             ] management fee calculated [daily] and payable [monthly] equal to     % of a Fund’s average daily net assets.

A discussion regarding the Board’s considerations in connection with the approval of each Fund’s Advisory Agreement will be available in each Fund’s first annual or semi-annual report to shareholders after commencement of operations, which is currently anticipated to be for the period ending         .

FUND	MANAGEMENT FEE
Morningstar U.S. Equity Fund	[ ]	%
Morningstar International Equity Fund	[ ]	%
Morningstar Global Income Fund	[ ]	%
Morningstar Total Return Bond Fund	[ ]	%
Morningstar Municipal Bond Fund	[ ]	%
Morningstar Defensive Bond Fund	[ ]	%
Morningstar Multi-Sector Bond Fund	[ ]	%
Morningstar Unconstrained Allocation Fund	[ ]	%
Morningstar Alternatives Fund	[ ]	%

Fund Expenses

In addition to the advisory fees discussed above, each Fund incurs other expenses such as custodian, transfer agency, interest, acquired fund fees and expenses and other customary Fund expenses.  (Acquired fund fees and expenses are indirect fees that each Fund incurs from investing in the shares of other investment companies.)

Sub-Adviser Evaluation

The Adviser is responsible for hiring, terminating and replacing Sub-Advisers, subject to Board approval.  Before hiring a Sub-Adviser, the Adviser performs due diligence on the Sub-Adviser, including (but not limited to), quantitative and qualitative analysis of the Sub-Adviser’s investment process, risk management, and historical performance.  It is the Adviser’s goal to hire Sub-Advisers who it believes are skilled and have distinguished themselves through consistent and superior performance.  Generally, the Adviser selects Sub-Advisers who it believes will be able to add value through security selection or allocations to securities, markets or strategies.  The Adviser is responsible for the general overall supervision of the Sub-Advisers along with allocating each Fund’s assets among the Sub-Advisers as well as rebalancing the portfolio as necessary from time to time.

More on Multi-Style Management:  The investment methods used by the Sub-Advisers in selecting securities for each Fund vary.  The allocation of each Fund’s portfolio managed by one Sub-Adviser will, under normal circumstances, differ from the allocations managed by the other Sub-Advisers with respect to portfolio composition, turnover, issuer capitalization and issuer financial condition.  Because selections are made independently by each Sub-Adviser, it is possible that a security held by one portfolio allocation may also be held by other portfolio allocations of the Fund or that several Sub-Advisers may simultaneously favor the same industry.

The Adviser is responsible for establishing the target allocation of Fund assets to each Sub-Adviser and may adjust the target allocations at its discretion.  Market performance may result in allocation drift among the Sub-Advisers of a Fund.  The Adviser is also responsible for periodically reallocating the portfolio among the Sub-Advisers, the timing and degree of which will be determined by the Adviser.  Each Sub-Adviser independently selects the brokers and dealers to execute transactions for the allocation of the Fund being managed by that Sub-Adviser.  A Sub-Adviser may occasionally hold more than the specified maximum number of holdings in its portfolio, which may be the result of an involuntary spin-off by one of the companies held in the portfolio, the payment of a stock dividend or split in a separate class of stock, or an overlap in selling a portfolio security while simultaneously adding a new security.

At times, allocation adjustments among Sub-Advisers may be considered tactical with over- or under-allocations to certain Sub-Advisers based on the Adviser’s assessment of the risk and return potential of each Sub-Adviser’s strategy.  Sub-adviser allocations are also influenced by each Sub-Adviser’s historical returns and volatility, which are assessed by examining the performance of strategies managed by the Sub-Advisers in other accounts that the Adviser believes to be similar to those that will be used for a Fund.  The Adviser has analyzed the individual and combined performance of the Sub-Advisers in a variety of investment environments.

In the event a Sub-Adviser ceases to manage an allocation of a Fund’s portfolio, the Adviser will select a replacement Sub-Adviser or allocate the assets among the remaining Sub-Advisers.  The securities that were held in the departing Sub-Adviser’s allocation of the Fund’s portfolio may be allocated to and retained by another Sub-Adviser of the Fund or will be liquidated in an orderly manner, taking into account various factors, which may include but are not limited to the market for the security and the potential tax consequences.  The Adviser may also add additional Sub-Advisers in order to increase Fund diversification or capacity. Absent exemptive relief, any new Sub-Adviser must be first approved by the respective Funds’ shareholders.

Subject to the receipt of the SEC exemptive order described below, the Adviser will act as the manager of managers of each Fund and be responsible for the investment performance of each Fund, since it will allocate the Fund’s assets to the Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.  The “manager of managers” structure enables the Fund to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements.  The structure does not permit investment advisory fees paid by each Fund to be increased or to change the Adviser’s obligations under the Advisory Agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to each Fund, without shareholder approval.  Furthermore, any sub-advisory agreements with affiliates of a Fund or the Adviser will require shareholder approval.

Multi-Manager Exemptive Order:  As referenced above, the Trust, on behalf of the Funds, and the Adviser have applied for an exemptive order from the SEC, which if approved, will permit the Adviser, subject to certain conditions, to select new Sub-Advisers with the approval of the Board but without obtaining shareholder approval.  The order, if granted, would also permits the Adviser to change the terms of agreements with the Sub-Advisers or to continue the employment of a Sub-Adviser after an event that would otherwise cause the automatic termination of services.  The order will also permit the Funds to disclose Sub-Advisers’ fees only in the aggregate in its registration statement.  This arrangement has been approved by the [Board of Trustees and the Fund’s initial shareholder.]  Within 90 days of retaining a new Sub-Adviser, shareholders of the Fund would receive notification of the change. There can be no guaranty that the Trust will receive this relief.

Sub-Advisers, Portfolio Managers and Prior Performance Information

At the time of each Fund’s launch, the Adviser will have entered into a sub-advisory agreement with each Sub-Adviser.  The Adviser compensates each Fund’s Sub-Advisers out of the investment advisory fees it receives from the Fund.  Each Sub-Adviser makes investment decisions for the assets it has been allocated to manage.  The Adviser oversees the Sub-Advisers for compliance with each Fund’s investment objective, policies, strategies and restrictions, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises the Adviser and the Sub-Advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination and replacement of Sub-Advisers recommended by the Adviser.

A discussion regarding the basis of the Board of Trustees’ approval of the investment sub-advisory agreements between the Adviser and the respective Sub-Advisers will be available in each Fund’s first annual or semi-annual report to shareholders after commencement of operations, which is currently anticipated to be for the period ending         .

The following provides additional information about each Sub-Adviser, the portfolio managers who are responsible for the day-to-day management of each Sub-Adviser’s allocation, and prior performance information for similar accounts each Sub-Adviser manages.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in each Fund.

The Sub-Advisers

MORNINGSTAR U.S. EQUITY FUND

[NAME], [ADDRESS] (“[NAME]”), serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[    ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [    ] is registered as an investment adviser with the SEC and was founded in [    ].

[Sub-Adviser #1]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

MORNINGSTAR INTERNATIONAL EQUITY FUND

[NAME], [ADDRESS] (“[NAME]”), serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[    ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [    ] is registered as an investment adviser with the SEC and was founded in [    ].

[Sub-Adviser #1]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

MORNINGSTAR GLOBAL INCOME FUND

[NAME], [ADDRESS] (“[NAME]”), serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[    ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [    ] is registered as an investment adviser with the SEC and was founded in [    ].

[Sub-Adviser #1]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

MORNINGSTAR TOTAL RETURN BOND FUND

[NAME], [ADDRESS] (“[NAME]”), serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[    ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [    ] is registered as an investment adviser with the SEC and was founded in [    ].

[Sub-Adviser #1]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

MORNINGSTAR MUNICIPAL BOND FUND

[NAME], [ADDRESS] (“[NAME]”), serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[    ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [    ] is registered as an investment adviser with the SEC and was founded in [    ].

[Sub-Adviser #1]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

MORNINGSTAR DEFENSIVE BOND FUND

[NAME], [ADDRESS] (“[NAME]”), serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[    ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [    ] is registered as an investment adviser with the SEC and was founded in [    ].

[Sub-Adviser #1]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

MORNINGSTAR MULTI-SECTOR BOND FUND

[NAME], [ADDRESS] (“[NAME]”), serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[    ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [    ] is registered as an investment adviser with the SEC and was founded in [    ].

[Sub-Adviser #1]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

MORNINGSTAR UNCONSTRAINED ALLOCATION FUND

[NAME], [ADDRESS] (“[NAME]”), serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[    ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [    ] is registered as an investment adviser with the SEC and was founded in [    ].

[Sub-Adviser #1]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

MORNINGSTAR ALTERNATIVES FUND

[NAME], [ADDRESS] (“[NAME]”), serves as a sub-adviser to the Fund under a sub-advisory agreement (the “[    ] Sub-Advisory Agreement”) with the Adviser on behalf of the Fund.  [    ] is registered as an investment adviser with the SEC and was founded in [    ].

[Sub-Adviser #1]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #2]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

[Sub-Adviser #3]

Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open, in accordance with Rule 22c-1 of the 1940 Act. The NYSE is regularly closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of each Fund’s shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV [(plus any applicable sales charge)] that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Funds’ transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

More information about the valuation of the Funds’ holdings can be found in the SAI.

Fair Value Pricing

[If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before a Fund calculates its NAV, the Fund may, in accordance with procedures adopted by the Board of Trustees, employ “fair value” pricing of securities.  Fair value determinations are made in good faith in accordance with Board-approved procedures.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its sale under current market conditions.  Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures.  While each Fund’s use of fair value pricing is intended to result in calculation of an NAV that fairly reflects security values as of the time of pricing, a Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.]

Purchase and Sale of Fund Shares

Fund shares are currently available exclusively to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Management LLC (“Morningstar”) and also in programs sponsored by Morningstar’s clients that license the use of our portfolios.  Therefore, Fund shares are only available for purchase through [       ], in the discretion of the Morningstar portfolio management team.  There are no initial or subsequent minimum purchase amounts for the Fund.  Orders to sell or “redeem” shares must be placed directly with [        ] and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares are not available for purchase or sale by retail investors.  Funds may be purchased or redeemed on any day the New York Stock Exchange (“NYSE”) is open.  Morningstar reserves the right to reject purchase orders or to stop offering Fund shares without notice.  No order will be accepted, unless Morningstar has received and accepted [Agreement].  The Fund does not issue share certificates.  [Trustees of the Trust may also purchase shares as determined by Morningstar.]

[USA PATRIOT Act.  The USA PATRIOT Act of 2001 requires financial institutions, including each Fund, the Adviser, and [              ] to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When setting up an account, you will be required to supply [            ] with your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, [             ] may temporarily limit any security purchases, including in the Funds.  In addition, [              ] may close an account if it is unable to verify a shareholder’s identity.  As required by law, [               ] may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  Corporate, trust and other entity accounts require further documentation.

If [                 ] does not have a reasonable belief of the identity of an account holder, the account will be rejected or the account holder will not be allowed to perform a transaction in the account until such information is received.  Each Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.  Any exceptions are reviewed on a case-by-case basis.]

ACCOUNT AND TRANSACTION POLICIES

Payment of Redemption Proceeds.  Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.  Each Fund may suspend your right to redeem your shares if the NYSE restricts trading, the SEC declares an emergency, or for other reasons.  More information about redeeming shares and the circumstances under which redemptions may be suspended is in the SAI.

Your redemption proceeds will be deposited in your account unless you instruct otherwise.  A Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

Each Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise and for the protection of a Fund’s remaining shareholders, a Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind).  It is unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.  In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

Electronic Delivery.  It is each Fund’s policy to deliver documents electronically whenever possible.  You may choose to receive Fund documents electronically rather than hard copy by signing up for e-delivery for your account with [               ] at www.[            ].com.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

Frequent purchases and redemptions of Fund shares may interfere with the efficient management of a Fund’s portfolio by its Portfolio Managers, increase portfolio transaction costs, and have a negative effect on the Funds’ long-term shareholders.  For example, in order to handle large flows of cash into and out of a Fund, the Portfolio Manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective.  Frequent trading may cause a Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a Fund’s performance.  In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund’s portfolio securities.

Because of the potential harm to a Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance and other techniques.  Under these policies and procedures, each Fund may limit additional purchases of Fund shares by shareholders whom the Adviser reasonably believes to be engaged in these excessive trading activities.  The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares.  For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but each Fund reserves the right to reject any purchase of Fund shares with or without prior notice to the account holder.  In cases where surveillance of a particular account establishes what the Adviser reasonably believes to be actual market timing activity, a Fund will seek to block future purchases and exchanges of Fund shares by that account.  Where surveillance of a particular account indicates activity that the Adviser reasonably believes could be either excessive or for legitimate purposes, each Fund may seek to block future purchases and exchanges of Fund shares by that account or permit the account holder to justify the activity.  Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur.

The policies apply to any account, whether an individual account or accounts with financial intermediaries, such as investment advisers, introducing brokers and retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.  Each Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to a Fund.  However, there can be no assurance that the monitoring of omnibus account level trading will enable a Fund to identify or prevent all such trading by a financial intermediary’s customers.

DIVIDENDS AND DISTRIBUTIONS

Each Fund will make distributions of dividends monthly and capital gains, if any, at least annually.  Each Fund will make a distribution of any undistributed capital gains earned annually.  Each Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

All distributions will be reinvested in shares of the Funds.  Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

TAX CONSEQUENCES

Each Fund has elected and intends to qualify to be taxed as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, each Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  A Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  A Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital.  Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal tax rate of 20% (0% for individuals in lower tax brackets).  A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder.  To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.  A Fund’s distributions of dividends that it receives from REITs generally do not constitute “qualified dividend income.”

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution.  If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

Each Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide a Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax.  Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year.  Distributions declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid in December.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund has not commenced operations prior to the date of this Prospectus.

PRIVACY NOTICE

This information is not part of the Prospectus

[TO BE INSERTED]

Morningstar Funds Trust

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”):  The SAI provides additional details about the investments and techniques of each Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference.  It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports:  Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.  Each Fund’s annual report will contain a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s first fiscal year.

You can obtain free copies of these documents, request other information and discuss your questions about the Fund by contacting the Fund at:

Morningstar Funds Trust

[           ]

22 W. Washington Street

Chicago, IL 60602

1-  -  -

www.           .com

You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the SEC, 100 “F” Street N.E. Washington, D.C.  20549-1520.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about each Fund are also available:

•                  Free of charge from the Fund’s website at www.            .com.

•                  Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.

•                  For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C.  20549-1520.

•                  For a fee, by e-mail request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-      .)

Subject to Completion—Dated March 6, 2017

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

                          , 2017

Morningstar Funds Trust

Morningstar U.S. Equity Fund	Ticker: [ ]
Morningstar International Equity Fund	Ticker: [ ]
Morningstar Global Income Fund	Ticker: [ ]
Morningstar Total Return Bond Fund	Ticker: [ ]
Morningstar Municipal Bond Fund	Ticker: [ ]
Morningstar Defensive Bond Fund	Ticker: [ ]
Morningstar Multi-Sector Bond Fund	Ticker: [ ]
Morningstar Unconstrained Allocation Fund	Ticker: [ ]
Morningstar Alternatives Fund	Ticker: [ ]

22 W. Washington Street

Chicago, IL 60602

1.800.   .

www.           .com

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus for [the Funds] dated       , 2017, advised by Morningstar Investment Management LLC (the “Adviser”).  Copies of the Fund’s Prospectus are available at www.            .com or by calling the above number.  The Adviser has retained certain investment managers as sub-advisers (each a “Sub-Adviser,” and, collectively, the “Sub-Advisers”), each responsible for portfolio management of a portion of each Fund’s total assets.

TABLE OF CONTENTS

THE TRUST	3
INVESTMENT STRATEGIES, POLICIES, AND RISKS	3
INVESTMENT RESTRICTIONS	33
PORTFOLIO TURNOVER	36
PORTFOLIO HOLDINGS INFORMATION	36
TRUSTEES AND EXECUTIVE OFFICERS	37
PROXY VOTING POLICIES	42
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS	42
THE FUND’S INVESTMENT TEAM	42
SERVICE PROVIDERS	46
EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	47
CAPITAL STOCK	48
DETERMINATION OF NET ASSET VALUE	48
ANTI-MONEY LAUNDERING PROGRAM	50
REDEMPTIONS IN-KIND	50
DISTRIBUTIONS AND TAX INFORMATION	51
DISTRIBUTOR	55
FINANCIAL STATEMENTS	56
APPENDIX A	57
APPENDIX B	66

THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on March 1, 2017, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust may also issue separate classes of shares of any series.  Currently, the Trust consists of nine series each of which is diversified within the meaning of the 1940 Act.  The Board may from time to time issue other series (and multiple classes of such series), the assets and liabilities of which will be separate and distinct from any other series.

Each Fund has not commenced operations as of the date of this SAI.

The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at sec.gov.

INVESTMENT STRATEGIES, POLICIES, AND RISKS

Equity Securities

Equity securities include common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, a Fund participates in the financial success or failure of any company in which it has an equity interest.

Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the Funds’ securities may fluctuate substantially from day-to-day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small- or medium-sized companies, it will be exposed to the risks of small- and medium-sized companies.  Such companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources, or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund.

Common Stock.  Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

Convertible Securities and Warrants

Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Convertible securities also include corporate bonds, notes and preferred stock.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than an issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risks associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Warrants and similar rights are instruments that give a Fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Other Corporate Debt Securities

The Funds may invest in non-convertible debt securities of foreign and domestic companies over a cross-section of industries.  The debt securities in which a Fund may invest will be of varying maturities and may include corporate bonds, debentures, notes and other similar corporate debt instruments.  The value of a longer-term debt security fluctuates more widely in response to changes in interest rates than do shorter-term debt securities.

Cash Position

When the Adviser or a Sub-Adviser believes that market conditions are unfavorable for profitable investing, or when a Sub-Adviser is otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase.  Cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities.  However, a Fund’s Adviser or Sub-Adviser may also temporarily increase the Fund’s cash position to protect its assets or maintain liquidity.  Partly because each of the Sub-Advisers acts independently of each other, the cash positions of a Fund may vary significantly.

When a Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

Risks of Investing in Debt Securities

There are a number of risks generally associated with an investment in debt securities (including convertible securities).  Yields on short-, intermediate-, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue.

Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.  The market prices of debt securities usually vary, depending upon available yields.  An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments.  The ability of a Fund to achieve its investment objective also depends on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Risks of Investing in Lower-Rated Debt Securities

Sensitivity to Interest Rate and Economic Changes.  The economy and interest rates affect lower-rated debt securities differently from other securities.  For example, the prices of lower-rated bonds have often been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated bonds and a Fund’s asset values.

Payment Expectations.  Lower-rated bonds present certain risks based on payment expectations.  For example, lower-rated bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a lower-rated bond’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets.  If a Fund experiences unexpected net redemptions, it may be forced to sell its lower-rated bonds without regard to their investment merits, thereby decreasing the asset base upon which a Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of lower-rated bonds, and this may impact a Sub-Adviser’s ability to accurately value lower-rated bonds and a Fund’s assets and hinder the Fund’s ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated bonds, especially in a thinly traded market.

Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated bonds.  Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Sub-Adviser must monitor the issuers of lower-rated bonds in a Fund’s portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so the Fund can meet redemption requests.  A Fund will not necessarily dispose of a portfolio security when its rating has been changed.

Risks of Investing in Distressed Companies

From time to time, a Fund may purchase the direct indebtedness of various companies (“Indebtedness”), or participation interests in Indebtedness (“Participations”), including Indebtedness and Participations of reorganizing companies.  Indebtedness can be distinguished from traditional debt securities in that debt securities are part of a large issue of securities to the general public which is typically registered with a securities registration organization, such as the SEC, and which is held by a large group of investors.  Indebtedness may not be a security, but rather, may represent a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company.  The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Indebtedness of companies, a Fund in effect steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing.  Indebtedness purchased by a Fund may be in the form of loans, notes or bonds.

The length of time remaining until maturity on the Indebtedness is one factor the Sub-Advisers consider in purchasing a particular Indebtedness.  Indebtedness which represents a specific Indebtedness of the company to a bank, is not considered to be a security issued by the bank selling it.  A Fund may purchase loans from national and state chartered banks as well as foreign banks, and they normally invest in the Indebtedness of a company which has the highest priority in terms of payment by the company, although on occasion lower priority Indebtedness also may be acquired.

Participations represent fractional interests in a company’s Indebtedness.  The financial institutions that typically make Participations available are banks or insurance companies, governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or certain organizations such as the World Bank, which are known as “supranational organizations.” Supranational organizations are entities established or financially supported by the national governments of one or more countries to promote reconstruction or development.  Indebtedness and Participations may be illiquid as described below

Illiquid Securities

A Fund may not invest more than 15% of the value of its net assets in securities that are illiquid.  The Adviser and Sub-Advisers will monitor the amount of illiquid securities in a Fund, under the supervision of the Board, to ensure compliance with this investment restriction.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Limitations on resale may have an adverse effect on the marketability of the securities, and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  Because of their illiquid nature, illiquid securities may need to be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, a Sub-Adviser, pursuant to procedures adopted by the Trust’s Board of Trustees, may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.

Exchange-Traded Funds (“ETFs”) and Other Registered Investment Companies

A Fund may invest in exchange-traded funds (“ETFs”), which are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index.  A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.  ETFs are also subject to other risks, including the risk that their prices may not correlate perfectly with changes in the underlying index and the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable.  An exchange-traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. Investments in ETFs are generally subject to limits in the 1940 Act on investments in other investment companies, subject to certain exceptions.

Despite the possibility of greater fees and expenses, investments in other investment companies may nonetheless be attractive for several reasons, especially in connection with foreign investments.  Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries.  In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

The 1940 Act generally prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company.  There are exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.  In particular, SEC rules allow a Fund to invest in money market funds in excess of the limits described above.

Each Fund may invest in other investment companies, including those managed by the Adviser or a Sub-Adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Money Market Mutual Funds.  A Fund may under certain circumstances invest a portion of its assets in money market funds.  However, an investment in a money market mutual fund will involve payment by the Fund of its pro rata share of advisory and administrative fees charged by such fund.

Short-Term Investments

A Fund may invest in any of the following short-term securities and instruments:

Bank Obligations.  Obligations including certificates of deposit, fixed time deposits and bankers’ acceptances, commercial paper and other debt obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. A Fund may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are

“accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Obligations of Savings Institutions.  Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $100,000 in principal amount are not protected by federal deposit insurance).

Fully Insured Certificates of Deposit.  Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $250,000 principal amount per certificate and to 15% or less of a Fund’s net assets in all such obligations and in all illiquid assets, in the aggregate.

Commercial Paper and Short-Term Notes. Each Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s® Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc.©, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix A.

Other Short-Term Obligations.  Debt securities initially issued with a remaining maturity of 397 days or less and that have a short-term rating within ratings categories of at least A-1 by S&P or P-1 by Moody’s.

Municipal Securities

A Fund may invest in municipal securities.  Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions.  In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities.  Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer’s general taxing power.  Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets.  Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt.  The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

U.S. and Foreign Government Obligations

A Fund may invest in U.S. Government obligations including Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association (“SLMA”).

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

A Fund may invest in sovereign debt obligations of foreign countries.  A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.  A government could default on its sovereign debt obligations.  This risk of default is higher in emerging markets.  Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt.  The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Floating Rate and Variable Rate Demand Notes

A Fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Inverse Floaters

An inverse floater is a type of instrument that bears a floating or variable interest rate that moves in the opposite direction to interest rates generally or the interest rate on another security or index.  Inverse floaters are typically created by a broker depositing an income-producing instrument, which may be a mortgage-backed security, in a trust.  The trust in turn issues a variable rate security and inverse floaters.  The interest rate for the variable rate security is typically determined by an index or an auction process, while the inverse floater holder receives the balance of the income from the underlying income-producing instrument less an auction fee.  Because inverse floaters may be considered to be leveraged, including if their interest rates vary by a magnitude that exceeds the magnitude of the change in a reference rate of interest (typically a short term interest rate) the market prices of inverse floaters may be highly sensitive to changes in interest rates and in prepayment rates on the underlying securities, and may decrease significantly when interest rates increase or prepayment rates change.  The returns on inverse floaters may be leveraged, increasing substantially the volatility and interest rate sensitivity.

Zero-Coupon and Payment-in-Kind Bonds

A Fund may invest without limit in so-called zero-coupon bonds and payment-in-kind bonds.  Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though the investments do not make any current interest payments. Thus, it may be necessary at times for the Fund to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code of 1986, as amended (the “Code”).

Foreign Securities

A Fund may invest in securities issued by foreign governments and corporations, including emerging market securities, that are U.S. dollar denominated obligations. A Fund may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or exchange traded funds (“ETFs”) (generally “foreign securities”).  Investing in foreign securities involves more risk than investing in U.S. securities.  Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Fund, irrespective of developments relating to the issuer.  In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments.  Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.  Investments in foreign government debt obligations also involve special risks.  The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default.  Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

Foreign Securities Traded in the United States.  A Fund may own foreign equity or debt securities that are traded in the United States and denominated in United States dollars.  They also may be issued originally in the United States.  For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the United States.  Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets.  There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors.

Foreign Securities Traded in Foreign Markets.  A Fund may invest in foreign securities that are traded in foreign securities markets.  In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign sub-custodians and securities depositories.  A Fund may also engage in foreign currency futures contracts, foreign currency forward contracts, and foreign currency exchange contracts.  See “Foreign Currency” below for a description of such investments.  The Funds may also invest some or all of their excess cash in deposit accounts with foreign banks.

Foreign Securities Traded in Emerging Markets.  A Fund may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed (“emerging markets”). Emerging markets are nations with below investment grade credit ratings and social or business activity in the process of rapid growth and industrialization. There are special risks associated with investing in emerging markets in addition to those described above in “Foreign Securities Traded in Foreign Markets.”  These special risks include, among others, greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities

Mortgage-backed securities, including CMOs and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, receivables from credit card agreements, company receivables or other assets. The cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed or mortgage-backed securities depends on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. A Fund may each invest in any such instruments or variations as may be developed, to the extent consistent with its investment objectives and policies and applicable regulatory requirements. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans and is likely to experience substantial prepayments.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event a Fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods.

A Fund may also invest in hybrid ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of locking in attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Fund.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for certain investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. Principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets. For the purposes of a Fund’s concentration policy, asset-backed securities will be classified in a consistent manner deemed reasonable by the Fund.

Collateralized bond obligations (CBOs), collateralized loan obligations (CLOs), and other CDOs. A CBO is a trust which is often backed by a pool of high risk, below investment grade fixed income securities, such as high yield bonds, privately issued mortgage-related securities, commercial mortgage-related securities, trust preferred securities, or emerging market debt. A CLO is a trust typically backed by a pool of loans, which may include senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be below investment grade. Other CDOs are trusts backed by other types of assets. The assets backing a CBO, CLO, or CDO trust may be referred to as “the collateral.”  CBOs, CLOs and other CDOs may charge management fees and administrative expenses. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. Senior tranches can often be rated investment grade. CBO, CLO or other CDO tranches can experience substantial losses due to defaults, deterioration of protecting tranches, market participants’ perception of credit risk, as well as aversion to these securities generally. The risks of an investment in a CBO, CLO or other CDO often depend on the collateral securities and the particular tranche in which the Fund invests. These securities are often privately offered and not registered under securities laws. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and credit risk), CBOs, CLOs and other CDOs carry additional risks including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the possibility that the quality of the collateral may decline in value or default, the risk that a Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other tranches, as well as risks related to the complexity of the security and its structure.

Federal, state and local government officials and representatives as well as certain private parties have proposed actions to assist homeowners who own or occupy property subject to mortgages.  Certain of those proposals involve actions that would affect the mortgages that underlie or relate to certain mortgage-related securities, including securities or other instruments which a Fund may hold or in which they may invest.  Some of those proposals include, among other things, lowering or forgiving principal balances; forbearing, lowering or eliminating interest payments; or utilizing eminent domain powers to seize mortgages, potentially for below market compensation.  The prospective or actual implementation of one or more of these proposals may significantly and adversely affect the value and liquidity of securities held by a Fund and could cause the Fund’s net asset value to decline, potentially significantly.  Tremendous uncertainty remains in the market concerning the resolution of these issues; the range of proposals and the potential implications of any implemented solution is impossible to predict.

Collateralized Mortgage Obligations (CMOs) and Multiclass Pass-Through Securities.  CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities.  CMOs may be collateralized by Government

National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), or Federal Home Loan Mortgage Corporation (“Freddie Mac”) certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is collectively hereinafter referred to as “Mortgage Assets”). Mortgage Assets may be collateralized by commercial or residential uses. Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, may require a Fund to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of mortgage pass-through securities may elect to be treated as a Real Estate Mortgage Investment Conduit (REMIC). REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, but unlike CMOs, which are required to be structured as debt securities, REMICs may be structured as indirect ownership interests in the underlying assets of the REMICs themselves. Although CMOs and REMICs differ in certain respects, characteristics of CMOs described below apply in most cases to REMICs, as well.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a tranche, is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates and others may be stripped mortgage securities. For more information on stripped mortgage securities, see “Stripped Mortgage Securities” below.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on other mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

CMO Residuals.  CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.  The cash flow generated by the mortgage assets underlying a series of a CMO is applied first to make required payments of principal and interest on the securities or certificates issued by the CMO and second to pay the related administrative expenses and any management fee of the issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets.  The yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets.  In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.  The Fund may fail to recoup fully its initial investment in a CMO residual.  CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act.  CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid.”

Government Mortgage Pass-Through Securities.  A Fund may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans purchased from individual lenders by an agency, instrumentality or sponsored corporation of the United States government (“Federal Agency”) or originated by private lenders and guaranteed, to the extent provided in such securities, by a Federal Agency. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at payments (not necessarily in fixed amounts) that are a pass-through of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

The government mortgage pass-through securities in which a Fund may invest include those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Ginnie Mae certificates are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. Fannie Mae is a federally chartered, privately owned corporation and Freddie Mac is a corporate instrumentality of the United States. Fannie Mae and Freddie Mac certificates are not backed by the full faith and credit of the United States but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so.

Certificates for these types of mortgage-backed securities evidence an interest in a specific pool of mortgages.  These certificates are, in most cases, modified pass-through instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

The Housing and Economic Recovery Act of 2008 (“HERA”) authorized the Secretary of the Treasury to support Fannie Mae, Freddie Mac, and the Federal Home Loan Banks (“FHLBs”) (collectively, the “GSEs”) by purchasing obligations and other securities from those government-sponsored enterprises. HERA gave the Secretary of the Treasury broad authority to determine the conditions and amounts of such purchases.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for Fannie Mae and Freddie Mac.

In connection with the conservatorship, the U.S. Treasury, exercising powers granted to it under HERA, entered into a Senior Preferred Stock Purchase Agreement (“SPA”) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. On December 24, 2009, the U.S. Treasury announced further amendments to the SPAs which included additional financial support for each GSE through the end of 2012 and changes to the limits on their retained mortgage portfolios. Although legislation has been enacted to support certain GSEs, including the FHLBs, Freddie Mac and Fannie Mae, there is no assurance that GSE obligations will be satisfied in full, or that such obligations will not decrease in value or default.  It is difficult, if not impossible, to predict the future political, regulatory or economic changes that could impact the GSEs and the values of their related securities or obligations.

Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPA is intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s available assets. The future financial performance of Fannie Mae and Freddie Mac is heavily dependent on the performance of the U.S. housing market.

In the event of repudiation, the payments of interest to holders of Fannie Mae, or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed security holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Private Mortgage Pass-Through Securities.  Private mortgage pass-through securities are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae and Freddie Mac, and are subject to greater complexity and risk of loss.

Mortgage Assets often consist of a pool of assets representing the obligations of a number of different parties. There are usually fewer properties in a pool of assets backing commercial mortgage-backed securities than in a pool of assets backing residential mortgage-backed securities hence they may be more sensitive to the performance of fewer Mortgage Assets. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security.

Stripped Mortgage Securities.  Stripped mortgage securities may be issued by Federal Agencies, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities not issued by Federal Agencies will be treated by a Fund as illiquid securities so long as the staff of the SEC maintains its position that such securities are illiquid. Stripped mortgage securities issued by Federal Agencies generally will be treated by the Fund as liquid securities under procedures adopted by the Fund and approved by the Fund’s Board.

Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distribution of a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). PO classes generate income through the accretion of the deep discount at which such securities are purchased, and, while PO classes do not receive periodic payments of interest, they receive monthly payments associated with scheduled amortization and principal prepayment from the mortgage assets underlying the PO class. The yield to maturity on a PO or an IO class security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A slower than expected rate of principal payments may have an adverse effect on a PO class security’s yield to maturity. If the underlying mortgage assets experience slower than anticipated principal repayment, a Fund may fail to fully recoup its initial investment in these securities. Conversely, a rapid rate of principal payments may have a material adverse effect on an IO class security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments or principal, the Fund may fail to fully recoup its initial investment in these securities.

A Fund may purchase stripped mortgage securities for income, or for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. For example, since an IO class will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment.

Mortgage Dollar Rolls.  A Fund may enter into mortgage dollar rolls with a bank or a broker-dealer. A mortgage dollar roll is a transaction in which a Fund sells mortgage-related securities for immediate settlement and simultaneously purchases the same type of securities for forward settlement at a discount. While a Fund begins accruing interest on the newly purchased securities from the purchase or trade date, it is able to invest the proceeds from the sale of its previously owned securities, which will be used to pay for the new securities. The use of mortgage dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes.

Real Estate Investment Trusts (“REITs”).  A Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans.  Like Regulated Investment Companies (“RICs”) such as the Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code.  A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the Fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default.  REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes or may require the Fund to accrue and distribute income not yet received.  In addition, distributions attributable to REITs made by a Fund to Fund shareholders will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Forward Commitments and Dollar Rolls.  A Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns.  In the case of to-be-announced (“TBA”) mortgage purchase commitments, the unit price and the estimated principal amount are established when a Fund enters into a contract, with the actual principal amount being within a specified range of the estimate.  TBA mortgages shall not exceed 20% of a Fund’s net assets.  For these obligations, a Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale.  The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price.  Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if a Sub-Adviser deems it appropriate to do so.  A Fund may realize short-term profits or losses upon the sale of forward commitments.

A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date. Unsettled TBA sale commitments are valued at current market value of the underlying securities.  If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security.  If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

A Fund may enter into mortgage dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, a Fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. A Fund would also be able to earn interest on the proceeds of the sale before they are reinvested. A Fund accounts for dollar rolls as purchases and sales. Dollar rolls may be used to create investment leverage and may increase a Fund’s risk and volatility.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that a Fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, a Fund may be adversely affected.

Inflation-Protected Securities

A Fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation.  A Fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers.  U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, a Fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate.  If a Fund purchases in the secondary market U.S. TIPS whose principal values have been adjusted upward due to inflation since issuance, a Fund may experience a loss if there is a subsequent period of deflation.  A Fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government.  There can be no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period a Fund holds the security, the Fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, if a Fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a RIC and to eliminate any fund-level income tax liability under the Code.

Initial Public Offerings

A Fund may purchase debt securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and a Fund may hold securities purchased in an IPO for a very short period of time. As a result, a Fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs.

Private Investments

Private Placement and Restricted Securities.  A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when a Sub-Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often restricted securities, i.e., securities which cannot be sold to the public without registration under the Securities Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of a Sub-Adviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. A Fund may be deemed to be an underwriter for purposes of the Securities Act when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the Prospectuses forming a part of it, is materially inaccurate or misleading.

Redeemable Securities.  Certain securities held by a Fund may permit the issuer at its option to call or redeem its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Hybrid Securities

A Fund may acquire hybrid securities.  A third party or Sub-Adviser may create a hybrid security by combining an income-producing debt security (“income producing component”) and the right to receive payment based on the change in the price of an equity security (“equity component”).  The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The equity component is achieved by investing in securities or instruments such as cash-settled warrants to receive a payment based on whether the price of a common stock surpasses a certain exercise price.  A hybrid security comprises two or more separate securities, each with its own market value. Therefore, the market value of a hybrid security is the sum of the values of its income-producing component and its equity component.

Structured Investments.  A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Borrowing and Other Forms of Leverage

A Fund has no present intent to do so, but may borrow money to the extent permitted by its investment policies and restrictions and applicable law.  When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s holdings. In addition to borrowing money from banks, a Fund may engage in certain other investment transactions that may be viewed as forms of financial leverage — for example, entering into reverse repurchase agreement and dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery, or forward commitment transactions, or using derivatives such as swaps, futures, and forwards.

Repurchase Agreements. A Fund may enter into reverse repurchase agreements, although it has no present intent to do so.  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.

It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the security.  If a court characterizes the transaction as a loan, and a Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Adviser or Sub-Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 102% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully.

Derivatives

Some of the instruments in which a Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index.  These instruments include futures contracts, forward interest rate contracts, swap agreements and similar instruments.  The market value of derivative instruments and securities sometimes may be more volatile than those of other instruments and each type of derivative instrument may have its own special risks.

Some over-the-counter derivative instruments may expose a Fund to the credit risk of its counterparty. In the event the counterparty to such a derivative instrument becomes insolvent, a Fund potentially could lose all or a large portion of its investment in the derivative instrument.

Investing for hedging purposes or to increase a Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. In addition, when used for hedging purposes, no assurance can be given that each derivative position will achieve a close correlation with the security or currency that is the subject of the hedge, or that a particular derivative position will be available when sought by the Sub-Adviser.  While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.  Use of derivatives and other forms of leverage by a Fund may require the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Increases and decreases in the value of a Fund’s portfolio may be magnified when the Fund uses leverage. Certain derivatives may create a risk of loss greater than the amount invested.

Forward Contracts. A Fund may invest in forward contracts for speculative or hedging purposes. A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value.  Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts.  A Fund may purchase interest rate and Treasury futures contracts (“financial futures”). Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument during a specified future period at a specified price.

There are special risks associated with entering into financial futures contracts. The skills needed to use financial futures contracts effectively are different from those needed to select A Fund’s investments. There may be an imperfect correlation between the price movements of financial futures contracts and the price movements of the securities in which a Fund invests. There is also a risk that a Fund will be unable to close a futures position when desired because there is no liquid secondary market for it.

The risk of loss in trading financial futures can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Relatively small price movements in a financial futures contract could have an immediate and substantial impact, which may be favorable or unfavorable to a Fund. It is possible for a price-related loss to exceed the amount of a Fund’s margin deposit.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities at expiration, in most cases the contractual commitment is closed out before expiration. The offsetting of a contractual obligation is accomplished by purchasing (or selling as the case may be) on a commodities or futures exchange an identical financial futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. A Fund will incur brokerage fees when it purchases or sells financial futures contracts, and will be required to maintain margin deposits. If a liquid secondary market does not exist when a Fund wishes to close out a financial futures contract, it will not be able to do so and will continue to be required to make daily cash payments of variation margin in the event of adverse price movements. There is no assurance that the Fund will be able to enter into closing transactions.

A Fund may enter into futures contracts on other underlying assets or indexes, including physical commodities and indexes of physical commodities.

At any time prior to expiration of a futures contract, a Fund may seek to close the position by taking an opposite position which would typically operate to terminate the Fund’s position in the futures contract. A final determination of any variation margin is then made, additional cash is required to be paid by or released to a Fund and the Fund realizes a loss or gain.

Interest Rate or Financial Futures Contracts.  A Fund may invest in interest rate or financial futures contracts.  Bond prices are established in both the cash market and the futures market.  In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade.  In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date.  Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

The sale of an interest rate or financial futures contract by a Fund would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price.  A futures contract purchased by a Fund would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price.  The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date.  The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. Closing out of a futures contract sale is effected by a Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date.  If the price in the sale exceeds the price in the offsetting purchase, a Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Fund pays the difference and realizes a loss.  Similarly, the closing out of a futures contract purchase is effected by a Fund’s entering into a futures contract sale.  If the offsetting sale price exceeds the purchase price, a Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

A Fund will deal only in standardized contracts on recognized exchanges.  The exchange typically guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.  Domestic interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade and the Chicago Mercantile Exchange.  A public market now exists in domestic futures contracts covering various financial instruments including long-term United States Treasury bonds and notes, GNMA modified pass-through mortgage-backed securities, three-month United States Treasury bills, and 90-day commercial paper.  A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.  International interest rate futures contracts are traded on the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.  Engaging in futures contracts on international exchanges may involve additional risks, including varying regulatory standards and supervision, fewer laws to protect investors, greater counterparty risk, greater transaction costs, greater volatility, and less liquidity, which could make it difficult for a fund to transact.

Interest Rate and Total Return Swap Agreements.  For temporary defensive purposes only, a Fund may purchase interest rate swaps.  A Fund may use interest rate swaps to increase or decrease exposure to a particular interest rate or rates, which may result in the Fund experiencing a gain or loss depending on whether the interest rates increased or decreased during the term of the agreement.  For temporary, defensive purposes only, a Fund may also engage in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as a fixed-income security, a combination of securities, or an index). The value of a Fund’s swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price. A Fund’s ability to engage in certain swap transactions may be limited by tax considerations.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency. Under certain circumstances, suitable transactions may not be available to a Fund, or the Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

Credit Default Swaps.  For temporary defensive purposes only, a Fund may purchase credit default swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

A Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.

Credit default swaps involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. Each party to a credit default swap is subject to the credit risk of its counterparty (the risk that its counterparty may be unwilling or unable to perform its obligations on the swap as they come due). The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.

A protection buyer may lose its investment and recover nothing should an event of default not occur. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market. There can be no assurance that a liquid secondary market will exist at any given time for any particular credit default swap or for credit default swaps generally.

The market for credit default swaps has become more volatile in recent years as the creditworthiness of certain counterparties has been questioned and/or downgraded. The parties to a credit default swap may be required to post collateral to each other. If a Fund posts initial or periodic collateral to its counterparty, it may not be able to recover that collateral from the counterparty in accordance with the terms of the swap. In addition, if the Fund receives collateral from its counterparty, it may be delayed or prevented from realizing on the collateral in the event of the insolvency or bankruptcy of the counterparty. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses.

The Commodity Futures Trading Commission (“CFTC”) regulates the trading of commodity interests, including certain futures contracts, options, and swaps.  A Fund that invests in commodity interests is subject to certain CFTC regulatory requirements, including certain limits on its trades in futures contracts, options and swaps to qualify for certain exclusions or exemptions from registration requirements.  The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), with respect to each Fund’s operation.  Therefore, each Fund and the Adviser are not subject to regulation as a commodity pool or CPO under the CEA and the Adviser is not subject to registration as a CPO.  If a Fund were no longer able to claim the exclusion, the Adviser may be required to register as a CPO and the Fund and the Adviser would be subject to regulation as a commodity pool or CPO under the CEA.  [If a Fund or the Adviser is subject to CFTC regulation, it may incur additional expenses.]

Temporary Defensive Investments

The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  For example, during such periods, 100% of the Funds’ assets may be invested in short-term, high-quality fixed income securities, cash or cash equivalents.  In addition, during such periods, a Fund may invest up to 15% of its net assets in certain other derivatives, including forward contracts, interest rate swaps, total return swaps, and credit default swaps, measured at notional value.  Temporary defensive positions may be initiated by the individual Sub-Advisers or by the Adviser.  When a Fund takes temporary defensive positions, it may not achieve its investment objective.

Other Investment Risks

The following risk considerations relate to investment practices undertaken by a Fund.  Generally, since shares of a Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of a Fund’s portfolio securities increases or decreases.  Therefore, the value of an investment in the Fund could go down as well as up. You can lose money by investing in the Funds.  There is no guarantee of successful performance, that a Fund’s objective can be achieved or that an investment in a Fund will achieve a positive return.  An investment in a Fund should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program.  Prospective investors should consider the following risks.

Market Risks

Various market risks can affect the price or liquidity of an issuer’s securities.  Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility.

Recent Regulatory Events. Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue its investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events. Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007, continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Funds.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist:  a weak consumer market weighted down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries.  Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions.  A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

Multi-Manager and Multi-Style Management Risk.

Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Funds’ investment strategies in pursuit of its investment objective.  To a significant extent, the Funds’ performance will depend of the success of the Adviser’s methodology in allocating the Funds’ assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  There can be no assurance that the Adviser or Sub-Advisers will be successful in this regard.

In addition, because portions of each Fund’s assets are managed by different Sub-Advisers using different styles/strategies, a Fund could experience overlapping security transactions.  Certain Sub-Advisers may be purchasing securities at the same time that other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.  The Adviser’s and the Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-Adviser’s judgment will produce the desired results.  In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case the Fund’s value may be adversely affected.

Foreign Investment Risks

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and a Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.  Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, a Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on a Fund’s foreign securities may be subject to foreign withholding tax. A Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to a Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in a Fund, under U.S. tax law, they will reduce the net return to the Fund’s shareholders.

Currency Risk.  Securities or issuers of securities may be exposed to cash flows in currencies other than the U.S. dollar. There is risk these currencies may decline relative to the U.S. dollar.  These securities may increase the volatility of a Fund. Fluctuations in currency exchange rates and currency transfer restitution may indirectly affect the value of the Fund’s investments in foreign securities in an adverse manner even though the Fund’s foreign security investments are denominated in U.S. dollars.

Special Risks of Transactions in Futures Contracts

Financial futures contracts entail risks. If the Adviser’s or Sub-Adviser’s judgment about the general direction of interest rates or markets is wrong, a Fund’s overall performance may be poorer than if no financial futures contracts had been entered into. For example, in some cases, securities called for by a financial futures contract may not have been issued at the time the contract was written. In addition, the market prices of financial futures contracts may be affected by certain factors.

Liquidity Risks.  Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although a Fund may intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

Hedging risks.  There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the underlying securities or index or movements in the prices of a Fund’s securities which are the subject of a hedge. The Sub-Adviser will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and a Fund’s portfolio securities sought to be hedged.

Successful use of futures contracts by a Fund for hedging purposes is also subject to the Sub-Adviser’s ability to predict correctly movements in the direction of the market. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Sub-Adviser still may not result in a successful hedging transaction over a very short time period.

Other Risks.  Each Fund will incur brokerage fees in connection with its futures transactions. In addition, while futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Congress, various exchanges and regulatory and self-regulatory authorities have undertaken reviews of futures trading in light of market volatility. Among the actions that have been taken or are proposed to be taken are new limits and reporting requirements for speculative positions, particularly in the energy markets, new or more stringent daily price fluctuation limits for futures transactions, and increased margin requirements for various types of futures transactions. Additional measures are under active consideration and as a result there may be further actions that adversely affect the regulation of the instruments in which a Fund invests. Subject to certain limitations, a Fund may enter into futures contracts on such contracts to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from interest rate or market fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage its effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In connection with the purchase or sale of futures contracts, a Fund will be required to either (i) segregate sufficient cash or other liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contracts or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contracts.

Each Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the Sub-Adviser anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, a Fund may sell futures contracts. If declining interest rates are anticipated, the Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by a Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

INVESTMENT RESTRICTIONS

The Trust (on behalf of each Fund) has adopted the following policies as fundamental policies (unless otherwise noted), which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of a Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

Fundamental Policies

The investment policies below have been adopted as fundamental policies for each Fund:

1.              Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.              Each Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.              Each Fund may not issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.              A Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that a Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

5.              Each Fund may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.              Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

In addition, the following fundamental policy applies only to the Morningstar Municipal Bond Fund:

1.              In seeking income exempt from federal income taxes consistent with the preservation of capital, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of municipal issuers within the U.S. and its territories the income of which is exempt from U.S. taxation.

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

BORROWING. The 1940 Act restricts an investment company from borrowing in excess of 33 1/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the Funds’ investment restriction.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions.  For purposes of the Funds’ concentration policy, the Funds may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner.

DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by a fund.

LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

REAL ESTATE. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have the fundamental investment policy governing such investments.  Each Fund has adopted a fundamental policy that would permit direct investment in real estate.  However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate.  This non-fundamental policy may be changed by vote of each Fund’s Board of Trustees.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness.  The 1940 Act generally prohibits a fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, and firm commitment agreements, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.  Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed by the Board without shareholder vote.

1.              Each Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets), provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation.

2.              Each Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

3.              Each Fund may not purchase an investment if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities.

4.              Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate.  For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

5.              Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

In addition, with respect to the Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Multi-Sector Bond Fund, Morningstar U.S. Equity Fund, and the Morningstar International Equity Fund the Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purpose, in the particular investments suggested by their names, as set forth in the prospectus.  This policy can be changed by the Board at any time without shareholder approval upon 60 days’ written notice to shareholders.

Except with respect to borrowing, if a percentage restriction set forth in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.  With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. A Fund will reduce its borrowing amount within three days (not including Sundays and holidays), if its asset coverage falls below the amount required by the 1940 Act.

PORTFOLIO TURNOVER

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses. Each Fund’s annual portfolio turnover rates for the last five years will be included in the “Financial Highlights” section of the Fund’s prospectus.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of each Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of the holdings of the Funds.  The policy was developed in consultation with the Adviser and has been adopted by the Adviser.  Information about a Fund’s holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which a Fund’s holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of a Fund’s shareholders and the interests of the Adviser, the principal underwriter or any other affiliated person of the Fund.  After due consideration, the Board determined that each Fund has a legitimate business purpose for disclosing holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, or custody of a Fund.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of each Fund’s holdings by (1) overseeing the implementation and enforcement of the portfolio holding disclosure policy, Codes of Ethics and other relevant policies of each Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Portfolio shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at sec.gov.  A Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of a Fund and the interests of the Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of each Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the Adviser, the Sub-Advisers, fund administrator, fund accountant, custodian, transfer agent, pricing vendors, proxy voting service providers, auditors, counsel to a Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when a Fund has a legitimate business purpose and when the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.  A Fund may disclose portfolio holdings to transition managers, provided that the Fund or the Adviser has entered into a non-disclosure or confidentiality agreement with the transition manager.

In no event shall the Adviser, its affiliates or employees, a Fund, nor any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s holdings.

There can be no assurance that the policy and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.              .com for additional information about a Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

TRUSTEES AND EXECUTIVE OFFICERS

[TO BE UPDATED BY AMENDMENT]

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of each Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, including the Funds.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, and their principal occupation and other directorships for the past five years are set forth below.

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1) [To be updated by Amendment]

Interested Trustee of the Trust
Daniel Needham(2)	Initial Trustee			[9]	None

Officers of the Trust [To be updated by Amendment]

(1)         The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)         Daniel Needham is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an affiliated person of the Adviser.

Additional Information Concerning the Board of Trustees

[Discussion of Board considerations to be updated by amendment.]

General Information Regarding the Board of Trustees and Leadership Structure

[To be updated by Amendment]

Committees of the Board

[To be updated by Amendment]

Board Oversight of Risk Management

[To be updated by Amendment]

Trustee Ownership of Portfolio Shares

No Trustee beneficially owned shares of the Funds as of the calendar year ended December 31, 2012, which is prior to the inception date of the Funds.

Compensation [To be updated by Amendment]

[Independent Trustees each receive an annual retainer of $        allocated among each of the various series comprising the Trust.  The Chairman of the Board and committee chairs, if Independent Trustees, receive an

additional annual retainer of $        and $       , respectively.  Independent Trustees receive additional fees from the applicable series for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  All Trustees are reimbursed for expenses in connection with each board meeting attended, which reimbursement is allocated among applicable series of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Independent Trustees.  Set forth below is the estimated rate of compensation to be received by the following Independent Trustees for the fiscal year ended      , 2017.

Name of Person/Position	Estimated Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from Trust and Fund Complex(2) Paid to Trustees
, Independent Trustee	$	N/A	N/A	$
, Independent Trustee	$	N/A	N/A	$
, Independent Trustee	$	N/A	N/A	$
, Independent Trustee	$	N/A	N/A	$
, Interested Trustee(1)	None	N/A	N/A	None

(1)         The Interested Trustee does not receive compensation from the Trust for his service as Trustee.

(2)         The Trust is comprised of a single series.  The term “Fund Complex” applies only to the Fund, the only one managed by the Adviser.

Code of Ethics

The Trust, the Adviser, each of the Sub-Advisers, and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser, the Sub-Advisers and the principal underwriter to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser, which, in turn, has delegated such responsibility to the Sub-Advisers.  Each Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included as Appendix B to this SAI.  Information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 800-   -     and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  As of           , the Trustees as a group did not own more than 1% of the outstanding shares of a Fund.

Since the Funds were not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of the Funds’ outstanding shares.

THE FUND’S INVESTMENT TEAM

Morningstar Investment Management LLC (the “Adviser”), 22 W. Washington Street, Chicago, IL 60602, acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.

Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments.

The Adviser shall provide the Trust through investment “Sub-Advisers” with such investment research, advice and supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, shall furnish continuously an investment program for each Fund, shall determine from time to time which securities or other investments shall be purchased, sold or exchanged for each Fund, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive an investment management fee from each Fund as follows:

Annual Management Fee
Fund	(calculated daily and paid monthly)
Morningstar U.S. Equity Fund		%

Morningstar International Equity Fund		%

Morningstar Global Income Fund		%

Morningstar Total Return Bond Fund		%

Morningstar Municipal Bond Fund		%

Morningstar Defensive Bond Fund		%

Morningstar Multi-Sector Bond Fund		%

Morningstar Unconstrained Allocation Fund		%

Morningstar Alternatives Fund		%

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

The Adviser shall generally supervise and oversee all sub-advisory, custody, transfer agency, dividend disbursing, legal, accounting and administrative services by third parties that have contracted with the Trust to provide such services.

Under certain circumstances, the Adviser may engage one or more third-party transition management service providers to execute transactions on behalf of a Fund where the Adviser has allocated a portion of the Fund’s assets away from a particular Sub-Adviser, but the Board has not yet approved an advisory agreement with a replacement Sub-Adviser.  During such time, the Adviser will instruct the transition manager(s) as to what transactions to effect on behalf of a Fund’s portfolio.  The duration of any such transition management services will be determined by the Adviser’s ability to identify an appropriate replacement Sub-Adviser.

Reliance on Manager of Managers Order

[The Adviser and the Trust have applied for an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) to operate under a manager of managers structure that would permit the Adviser, with the approval of the Board of Trustees, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser will have ultimate responsibility, subject to oversight of the Board of Trustees, for overseeing the Trust’s Sub-Advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any Sub-Adviser that is affiliated with the Adviser.  Notwithstanding the SEC exemptive order, adoption of the Manager of Managers Structure by the Fund also requires prior shareholder approval.  Such approval was obtained for the Fund from its initial shareholder.  Thus, if the SEC order is obtained, the Funds will begin to operate under the Manager of Managers Structure immediately.  The exemptive application provides that amounts payable by the Adviser to Sub-Advisers under the Funds’ sub-advisory agreements need not be disclosed to shareholders.

The Manager of Managers Structure will enable the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to Sub-Advisers or sub-advisory agreements. Operation of the Funds under the Manager of Managers Structure will not permit management fees paid by a Fund to the Adviser to be increased without shareholder approval.  Shareholders will be notified of any changes made to Sub-Advisers or material changes to sub-advisory agreements within 90 days of the change.]

No assurances can be made that the Trust will receive this relief.

The Adviser has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

The Sub-Advisers

MORNINGSTAR U.S. EQUITY FUND

Sub-Adviser # 1 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 1 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser #1 is entitled to receive a fee from the Adviser.

Sub-Adviser # 2 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 2 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 2 is entitled to receive a fee from the Adviser.

Sub-Adviser # 3 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 3 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 3 is entitled to receive a fee from the Adviser.

MORNINGSTAR INTERNATIONAL EQUITY FUND

Sub-Adviser # 1 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 1 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser #1 is entitled to receive a fee from the Adviser.

Sub-Adviser # 2 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 2 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 2 is entitled to receive a fee from the Adviser.

Sub-Adviser # 3 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 3 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 3 is entitled to receive a fee from the Adviser.

MORNINGSTAR GLOBAL INCOME FUND

Sub-Adviser # 1 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 1 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser #1 is entitled to receive a fee from the Adviser.

Sub-Adviser # 2 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 2 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 2 is entitled to receive a fee from the Adviser.

Sub-Adviser # 3 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 3 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 3 is entitled to receive a fee from the Adviser.

MORNINGSTAR TOTAL RETURN BOND FUND

Sub-Adviser # 1 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 1 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser #1 is entitled to receive a fee from the Adviser.

Sub-Adviser # 2 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 2 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 2 is entitled to receive a fee from the Adviser.

Sub-Adviser # 3 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 3 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 3 is entitled to receive a fee from the Adviser.

MORNINGSTAR MUNICIPAL BOND FUND

Sub-Adviser # 1 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 1 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser #1 is entitled to receive a fee from the Adviser.

Sub-Adviser # 2 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 2 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 2 is entitled to receive a fee from the Adviser.

Sub-Adviser # 3 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 3 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 3 is entitled to receive a fee from the Adviser.

MORNINGSTAR DEFENSIVE BOND FUND

Sub-Adviser # 1 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 1 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser #1 is entitled to receive a fee from the Adviser.

Sub-Adviser # 2 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 2 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 2 is entitled to receive a fee from the Adviser.

Sub-Adviser # 3 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 3 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 3 is entitled to receive a fee from the Adviser.

MORNINGSTAR MULTI-SECTOR BOND FUND

Sub-Adviser # 1 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 1 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser #1 is entitled to receive a fee from the Adviser.

Sub-Adviser # 2 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 2 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 2 is entitled to receive a fee from the Adviser.

Sub-Adviser # 3 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 3 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 3 is entitled to receive a fee from the Adviser.

MORNINGSTAR UNCONSTRAINED ALLOCATION FUND

Sub-Adviser # 1 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 1 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser #1 is entitled to receive a fee from the Adviser.

Sub-Adviser # 2 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 2 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 2 is entitled to receive a fee from the Adviser.

Sub-Adviser # 3 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 3 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 3 is entitled to receive a fee from the Adviser.

MORNINGSTAR ALTERNATIVES FUND

Sub-Adviser # 1 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 1 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser #1 is entitled to receive a fee from the Adviser.

Sub-Adviser # 2 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 2 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 2 is entitled to receive a fee from the Adviser.

Sub-Adviser # 3 is the Sub-Adviser for the    portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser and the Trust.  Sub-Adviser # 3 is owned by     .  For its services as Sub-Adviser to    portion of the Fund’s assets, Sub-Adviser # 3 is entitled to receive a fee from the Adviser.

Each Sub-Adviser has agreed to furnish continuously an investment program for their assigned portion of the Fund that it sub-advises and shall determine from time to time in its discretion the securities and other investments to be purchased or sold or exchanged and what portions of the Fund shall be held in various securities, cash or other investments.  In this connection, each Sub-Adviser shall provide the Adviser and the officers and trustees of the Trust with such reports and documentation as the latter shall reasonably request regarding the Sub-Adviser’s management of the Fund assets.  Each Sub-Adviser shall carry out its responsibilities in compliance with:  (a) the Fund’s investment objective, policies and restrictions as set forth in the Trust’s current registration statement, (b) such policies or directives as the Trust’s trustees may from time to time establish or issue and communicate to the Sub-Advisers in writing, and (c) applicable law and related regulations.

Portfolio Managers

The following section provides information regarding each portfolio manager’s compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Fund for which they sub-advise.  Each portfolio manager or team member is referred to as a portfolio manager below.  The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or their firms against one another.  Each firm is a separate entity that may employ different compensation structures and may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed by Portfolio Managers.  The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below.  Information in all tables is shown as of the       .  Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Firm and Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts (millions)	Number of Accounts	Total Assets in the Accounts (millions)	Number of Accounts	Total Assets in the Accounts (millions)
Sub-Adviser #1
Portfolio Manager #1
Portfolio Manager #2
Portfolio Manager #3
Portfolio Manager #4
Portfolio Manager #5
Sub-Adviser #2
Portfolio Manager 1
Portfolio Manager 2
Portfolio Manager 3
Portfolio Manager 4
Portfolio Manager #5
Sub-Adviser #3
Portfolio Manager 1
Portfolio Manager 2
Portfolio Manager 3
Portfolio Manager 4
Portfolio Manager #5

Material Conflicts of Interest [To be updated by Amendment]

Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.  Portfolio managers of each of the following Sub-Advisers who manage other investment accounts in addition to the Fund may be presented with the potential conflicts described below.

Sub-Adviser #1

[To be updated by Amendment]

Sub-Adviser #2

[To be updated by Amendment]

Sub-Adviser #3

[To be updated by Amendment]

Compensation Structure and Methods

The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each of the Fund’s portfolio managers as of the most recent practicable date.

Sub-Adviser #1

[To be updated by Amendment]

Sub-Adviser #2

[To be updated by Amendment]

Sub-Adviser #3

[To be updated by Amendment]

Securities Owned in the Fund by the Portfolio Managers

As of the date of this SAI, the portfolio managers did not beneficially own any shares of any Fund, as none of the Funds had commenced operations.

SERVICE PROVIDERS

Administrator and Fund Accountant

[Located at                     ], acts as administrator (the “Administrator”) to the Trust pursuant to an administration agreement (the “Administration Agreement”).  The Administrator provides certain administrative services to the Trust, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value (“NAV”) and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, the Administrator will receive a portion of fees from each Fund as part of a bundled-fees agreement for services performed as Administrator, fund accountant and transfer agent.  The Administrator expects to receive approximately $[     ] annually. Additionally, the Administrator provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is charged to the Funds.  [     ] also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements.

Custodian

[               ] is the custodian (the “Custodian”) for the Trust and safeguards and controls the Trust’s cash and securities, determines income and collects interest on Trust investments. The Custodian’s address is [          ].  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

[                     ], and the Funds’ principal underwriter are affiliated entities under the common control of [                     ].  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Legal Counsel

Stradley Ronon Stevens and Young, LLP 1250 Connecticut Avenue, NW, Washington, D.C. 20036 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

is the Funds’ independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the SEC.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Each Sub-Advisory Agreement states that, with respect to the portion of a Fund managed by each of the Sub-Advisers, that Sub-Adviser shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that each Sub-Adviser shall only direct orders to an affiliated person of that Sub-Adviser in accordance with Board adopted procedures and/or the 1940 Act.  In general, a Sub-Adviser’s primary consideration in effecting a securities transaction will be execution at the most favorable cost or proceeds under the circumstances.  In selecting a broker-dealer to execute each particular transaction, a Sub-Adviser may take the following into consideration, among other things: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis.  The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Adviser and the Board may determine, a Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by its Sub-Advisory Agreement with the Fund or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to a Sub-Adviser a commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if a Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or each Sub-Adviser’s or the Adviser’s overall responsibilities with respect to the Fund or other advisory clients.  Each Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser or any affiliate of either.  Such allocation shall be in such amounts and proportions as a Sub-Adviser shall determine.  Each Sub-Adviser shall report on such allocations regularly to the Adviser and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis for such allocations.

On occasions when a Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of a Sub-Adviser, each Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution.  In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by a Sub-Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to each Fund and to such other clients.

CAPITAL STOCK

Shares issued by each Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by each Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.

Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution.  Each Fund, as series of the Trust, vote on all matters affecting the Fund (e.g., approval of the Advisory Agreement); if additional series are issued, all series of the Trust vote as a single class on matters affecting those series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 50% or more of the outstanding shares of the Trust entitled to vote at such meeting, for the purpose of electing or removing Trustees.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith.  In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

DETERMINATION OF NET ASSET VALUE

The NAV per share of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund.

The securities in a Fund, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

Each Fund will invest in foreign securities, and as a result, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain of the Fund securities used in the calculation.  Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Fund’s NAV.  If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board as described above.  Portfolio securities that are traded both on an exchange and in the OTC market will be valued according to the broadest and most representative market.  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer.  When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation.

For foreign securities traded on foreign exchanges the Trust has selected [               ] to provide pricing data with respect to foreign security holdings held by a Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund’s securities traded on those foreign exchanges. Each Fund utilizes a confidence interval when determining the use of the [      ] provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding

American Depository Receipt, if one exists. [       ] provides the confidence interval for each security for which it provides a price. If the [     ] provided price falls within the confidence interval each Fund will value the particular security at that price. If the [       ] provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.

All other assets of a Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Funds’ Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and conducting a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

REDEMPTIONS IN-KIND

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of the Fund shares.

Redemptions In-Kind

Each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Funds do not intend to hold more than 15% of their portfolios in illiquid securities.  In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Funds do not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

[Each Fund will make distributions of dividends monthly and capital gains, if any, at least annually.  Each Fund will make a distribution of any undistributed capital gains earned annually.  Each Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.]

In January of each year, each Fund will issue to each shareholder a statement of the federal income tax status of all distributions to each shareholder.

Tax Information

Each Fund has elected to qualify and intends to continue to qualify to be treated as a RIC under Subchapter M of the Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with such distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with such requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98.2% of the excess of realized capital gains over realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If the Fund fails to qualify as a RIC under Subchapter M of the Code, it will be taxed as a regular corporation.

In order to qualify as a RIC, a Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of RICs, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs), the securities of any two or more issuers (other than the securities of other RICs) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements.  Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period.  If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders.  In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar.  A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. A Fund’s unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose.  A Fund’s Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses.

The Funds’ ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends eligible for federal income taxation at long-term capital gain rates at a maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year.  In view of each Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Funds’ gross income and that, accordingly, part of the distributions by a Fund may be eligible for treatment as qualified income for individual shareholders and for the dividends-received deduction for corporate shareholders under federal tax law.  However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days during the 91-day period beginning on the date which is 45 days before the date on which such shares become ex-dividend with respect to such dividend.

Any long term capital gain distributions are taxable to shareholders as long term capital gains regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends received deduction referred to in the previous paragraph.  There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien) number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the IRS; (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund, subject to certain exceptions.  If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Fund’s foreign source income (including any foreign income taxes paid by the Fund), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns.  If not more than 50% in value of the Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, subject to certain exceptions.  In this case, these taxes will be taken as a deduction by the Fund.

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund.  Income from foreign currencies and income from certain transactions in forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will generally produce qualifying income under Subchapter M of the Code.

Any security or other position entered into or held by a Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a “straddle” for federal income tax purposes.  In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short—term capital gain rather than long—term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short—term capital losses, be treated as long—term capital losses.  Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain forward contracts that are subject to Section 1256 of the Code (“Section 1256 Contracts”) and that are held by a Fund at the end of its taxable year generally will be required to be “marked-to-market” for federal income tax purposes, that is, deemed to have been sold at market value.  Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long—term capital gain or loss, and the balance will be treated as short—term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund.  Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss.  Some part of a Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on the Fund’s distributions.

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after December 31, 2013 (and proceeds of sales in respect of Fund shares received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.  A Fund will not pay any additional amounts in respect to any amounts withheld.

Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The IRS could assert a position contrary to those stated here.  The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice to his or her own particular circumstances.

DISTRIBUTOR

[              ], [located at            ] (“[     ]”), acts as principal underwriter in a continuous public offering of the Funds’ shares.  Pursuant to a distribution agreement (the “Distribution Agreement”) between [       ] and the Trust, on behalf of the Fund, [       ] acts as the Trust’s principal underwriter and distributor (the “Distributor”) and provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  [      ] is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).

After its two year initial term, the Distribution Agreement between the Trust and [        ] continues in effect only if such continuance is specifically approved at least annually by the Board or the vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, including a majority of the Independent Trustees, or by [        ] on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

FINANCIAL STATEMENTS

Investors in each Fund will be informed of the Fund’s progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Since the Funds have not commenced operations as of the date of this SAI, no financial statements are available.

APPENDIX A

SUMMARY OF CREDIT RATINGS

The following summarizes the descriptions for some of the general ratings referred to in the Funds’ prospectuses and this SAI.  Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value.  The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions.  A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.

Credit Ratings — General Securities

The following summarizes the descriptions for some of the general ratings referred to in the Funds’ prospectus and Statement of Additional Information. The descriptions for the ratings for municipal securities and commercial paper follow this section. Ratings represent only the opinions of these rating organizations about the quality of the securities which they rate. They are general and are not absolute standards of quality.

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

Bonds

Aaa:  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this asset class.

B:  Bonds which are rated B generally lack characteristics of the desirable investment — they are considered speculative and subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C:  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements:  Moody’s may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Bonds

AAA:  Bonds rated AAA have the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is extremely strong.

AA:  Bonds rated AA differ from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is very strong.

A:  Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal) is still strong.

BBB:  Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal).

B:  Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation (i.e., pay interest and repay principal). Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:  An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C:  The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The Standard & Poor’s ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

r:  This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include:  obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Bonds

AAA:  Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:  Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+”.

A:  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:  Debt rated BBB is considered to be of satisfactory credit quality. Ability to pay interest and principal is adequate. Adverse changes in economic conditions and circumstances are more likely to impair timely payment than higher rated bonds.

BB:  Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist in the obligor satisfying its debt service requirements.

B:  Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:  Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:  Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D:  Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” or “D” categories.

Credit Ratings — Municipal Securities and Commercial Paper

MOODY’S INVESTORS SERVICE, INC.

The purpose of Moody’s ratings is to provide investors with a single system of gradation by which the relative investment qualities of bonds may be rated.

U.S. Tax-Exempt Municipals

Moody’s ratings for U.S. Tax-Exempt Municipals range from Aaa to B and utilize the same definitional elements as are set forth above under the “Bonds” section of the Moody’s descriptions.

Advance refunded issues:  Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hashmark) symbol, e.g., # Aaa.

Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG), and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG 2 are of high quality, with ample margins of protection, although not as large as the preceding group.  Loans bearing the designation of MIG 3/VMIG 3 are of acceptable quality, but have narrow liquidity and cash-flow protection and less well-established access to refinancing.

Commercial Paper

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1:  Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3:  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR’S CORPORATION

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings are based, in varying degrees, on the following considerations:  (a) likelihood of default—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by, and relative position of, the obligation in the event of bankruptcy and other laws affecting creditors’ rights.

Municipal Bond Ratings

AAA — Prime Grade:  These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligations Bonds:  In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds:  Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA — High Grade:  The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A — Good Grade:  Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds:  There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds:  Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

Rating Refinements:  Standard & Poor’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.  Notes rated SP-3 have a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:  A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  A short-term obligation rated B is regarded as having significant speculative characteristics. Ratings of B-1, B-2, and B-3 may be assigned to indicate finer distinctions within the B category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

FITCH RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

Commercial Paper

F-1:  Highest Credit Quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2:  Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3:  Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Uncertain capacity for timely payment of financial commitments, plus high vulnerability to near-term adverse changes in financial and economic conditions.

C:  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:  Default. Denotes actual or imminent payment default.

APPENDIX B

Proxy Voting Policies

The following information is a summary of the proxy voting guidelines for the Adviser and the Sub-Advisers.

Morningstar Investment Management LLC(the “Adviser”)

SUB-ADVISER #1

SUB-ADVISER #2

SUB-ADVISER #3

(collectively, the “Sub-Advisers”)

I.                  BACKGROUND

In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”), each registered investment adviser should adopt and implement written policies and procedures reasonably designed to ensure that it is voting proxies in the best interest of its clients, describe how material conflicts that arise between the investment adviser and clients are resolved, disclose how clients may obtain information on how the investment adviser voted proxies, and describe its proxy voting procedures and furnish a copy upon request. Furthermore, Rule 204-2 requires certain books and records related to proxy voting to be maintained by the investment adviser.

II.               POLICY

The Adviser has contractually delegated the Fund’s proxy voting authority to each of its respective Sub-Advisers, as applicable. The Adviser’s Chief Compliance Officer, or his or her designee (the “Adviser’s CCO”) monitors proxy voting activities of the Adviser and the Sub-Advisers to ensure compliance with underlying proxy voting guidelines; coordinates the preparation of the annual Form N-PX filing; and performs an annual review of the Fund’s proxy voting program to confirm that review, monitoring and filing processes are satisfied. The Adviser will review each Sub-Adviser’s proxy voting guidelines to ensure that they meet the standards set forth from time to time by the SEC. The Adviser will report to the Board at least annually regarding the compliance of Adviser’s proxy voting guidelines and each Sub-Adviser’s proxy voting guidelines with such SEC standards, including the procedures that the Adviser and each Sub-Adviser uses when a vote presents a conflict between the interests of Fund shareholders and those of the Adviser or any Sub-Adviser, respectively. The Sub-Advisers shall report to the Adviser on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved. The Adviser shall provide such reports to the Board at the next regular meeting of the Board after such reports were received from the Sub-Advisers. The Adviser will also report to the Board at least annually on any conflicts of interest that arose from its own proxy votes and how such conflicts were resolved.

MORNINGSTAR FUNDS TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust.

(i) Agreement and Declaration of Trust —filed herewith.

(ii) Certificate of Trust — filed herewith.

(b)	By-Laws — filed herewith.

(c)

Instruments Defining Rights of Security Holders — See Articles II, VI, VII, and VIII of the Registrant’s Agreement and Declaration of Trust, which is filed herewith.  See also Articles IV, V, and VI of the Registrant’s By-Laws, which are filed herewith.

(d)	(i) Investment Advisory Agreement — to be filed by amendment.

(ii) Investment Sub-Advisory Agreements — to be filed by amendment.

(e)	Distribution Agreement — to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts — not applicable.

(g)	Custody Agreement — to be filed by amendment.

(h)	Other Material Contracts

(i) Fund Administration Servicing Agreement — to be filed by amendment.

(ii) Transfer Agent Servicing Agreement — to be filed by amendment.

(iii) Fund Accounting Servicing Agreement — to be filed by amendment.

(iv) Operating Expenses Limitation Agreement — to be filed by amendment.

(i)	Legal Opinion and Consent — to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm — to be filed by amendment.

(k)	Omitted Financial Statements — not applicable.

(l)	Initial Capital Agreement — to be filed by amendment.

(m)	Rule 12b-1 Plan — not applicable.

(n)	Rule 18f-3 Plan — not applicable.

(o)	Reserved.

(p)	Codes of Ethics — to be filed by amendment.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VIII of the Registrant’s Declaration of Trust and Article VIII of Registrant’s Bylaws, each of which is filed herewith.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the investment adviser (Morningstar Investment Management LLC), the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-56896), dated May 31, 2016.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.  With respect to the investment sub-advisers (   ,    , and    ), the response to this item will be incorporated by reference to the Sub-Advisers’ Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-     ), dated [     ];(File No. 801-     ), dated [     ]; and (File No. 801-     ), dated [     ].  Each Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

[           ] acts as the Principal Underwriter for the Trust.  The following information was provided by [             ] to the Registrant for inclusion in this Registration Statement.

(a)  [                 ], the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

(b)           The directors and executive officers of [           ] are as follows:

Name and Principal Business Address	Position and Offices with [ ]	Positions and Offices with Registrant
	President, Board Member	None
	Secretary	None
	Board Member	None
	Board Member	None
	Treasurer	None
	Assistant Secretary	None
	Assistant Treasurer	None
	Assistant Treasurer	None

(c)            Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	[INSERT ADDRESS]
Registrant’s Custodian	[INSERT ADDRESS]
Registrant’s Investment Adviser	22 W. Washington Street, Chicago, IL 60602
Registrant’s Distributor	[INSERT ADDRESS]

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, Illinois, on the 6th day of March 2017.

Morningstar Funds Trust

By:	/s/ Daniel Needham
Daniel Needham

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel Needham	Trustee	March 6, 2017
Daniel Needham

EXHIBIT INDEX

Exhibit	Exhibit No.
Declaration of Trust	A1
Certificate of Trust	A2
Bylaws	B